UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7484

Nuveen Massachusetts Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

NUVEEN
Investments

Nuveen Investments
Municipal Closed-End Funds

Dependable tax-free income because it's not what you earn, it's what you keep.®

Semi-Annual Report November 30, 2013

NTC
Nuveen Connecticut Premium Income Municipal Fund

NMT
Nuveen Massachusetts Premium Income Municipal Fund

NMB
Nuveen Massachusetts Dividend Advantage Municipal Fund

NGX
Nuveen Massachusetts AMT-Free Municipal Income Fund

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Table of Contents

Chairman’s Letter to Shareholders	4

Portfolio Manager’s Comments	5

Fund Leverage	8

Common Share Information	10

Risk Considerations	12

Performance Overview and Holding Summaries	13

Portfolios of Investments	17

Statement of Assets and Liabilities	37

Statement of Operations	38

Statement of Changes in Net Assets	39

Statement of Cash Flows	41

Financial Highlights	42

Notes to Financial Statements	48

Reinvest Automatically, Easily and Conveniently	58

Glossary of Terms Used in this Report	59

Additional Fund Information	63

Nuveen Investments	3

Chairman’s Letter to Shareholders

Dear Shareholders,

I am pleased to have this opportunity to introduce myself to you as the new independent chairman of the Nuveen Fund Board, effective July 1, 2013. I am honored to have been selected as chairman, with its primary responsibility to serve the interests of the Nuveen Fund shareholders. My predecessor, Robert Bremner, was the first independent director to serve as chairman of the Board and I, and my fellow Board members, plan to continue his legacy of strong independent oversight of your funds.

The global economy has hit major turning points over the last several months to a year. The developed world is gradually recovering from its financial crisis while the emerging markets appear to be struggling with the downshift of China’s growth potential. Japan is entering a new era of growth after decades of economic stagnation and many of the Eurozone nations appear to be exiting their recession. Despite the positive events, there are still potential risks. Middle East tensions, rising oil prices, defaults in Europe and fallout from the financial stress in emerging markets could all reverse the recent progress in the global economy.

On the domestic front, recent events such as the Federal Reserve decision to slow down its bond buying program beginning in January of 2014 and the federal budget compromise that would guide government spending into 2015 are both positives for the economy moving forward. Corporate fundamentals are strong as earnings per share and corporate cash are at the highest level in two decades. Unemployment is trending down and the housing market has experienced a rebound, each assisting the positive economic scenario. However, there are some issues to be watched. Interest rates are expected to increase but significant uncertainty about the timing remains. Partisan politics in Washington D.C. with their troublesome outcomes add to the uncertainties that could cause problems for the economy going forward.

In the near term, governments are focused on economic recovery and the growth of their economies, which could lead to an environment of attractive investment opportunities. Over the long term, the uncertainties mentioned earlier could hinder the potential growth. Because of this, Nuveen’s investment management teams work hard to balance return and risk with a range of investment strategies. I encourage you to read the following commentary on the management of your fund.

On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

William J. Schneider
Chairman of the Nuveen Fund Board
January 21, 2014

4	Nuveen Investments

Portfolio Manager’s Comments

Nuveen Connecticut Premium Income Municipal Fund (NTC)
Nuveen Massachusetts Premium Income Municipal Fund (NMT)
Nuveen Massachusetts Dividend Advantage Municipal Fund (NMB)
Nuveen Massachusetts AMT-Free Municipal Income Fund (NGX)

These Funds feature portfolio management by Nuveen Asset Management, LLC, an affiliate of Nuveen Investments, Inc. Portfolio manager Michael S. Hamilton discusses key investment strategies and the six-month performance of the Nuveen Connecticut and Massachusetts Funds. Michael assumed portfolio management responsibility for these four Funds in 2011.

What key strategies were used to manage these Funds during the six-month reporting period ended November 30, 2013?

During the first part of this reporting period, widespread uncertainty about the next step for the Federal Reserve’s (Fed) quantitative easing program and the potential impact on the economy and financial markets led to increased market volatility. After surprising the market in September 2013 with its decision to wait for additional evidence of an improving economy before making any adjustments to the program, the Fed announced on December 18 (subsequent to the close of this reporting period) that it would begin tapering its monthly bond-buying program by $10 billion (to $75 billion) in January 2014. Political debate over federal spending and headline credit stories involving Detroit and Puerto Rico also contributed to the unsettled environment during this period and prompted an increase in selling by bondholders across the fixed income markets. Although the second half of the period brought some stabilization and a rally in the municipal market, municipal bond prices generally declined for the period as a whole, especially at the longer end of the maturity spectrum, while interest rates rose. During this time, we continued to take a bottom-up approach to discovering sectors that appeared undervalued as well as individual credits that had the potential to perform well over the long term and helped us keep our Funds fully invested.

During this period, the Funds found value in diversified areas of both the primary and secondary markets. In general, the sell-off in the fixed income markets during the summer provided opportunities to add to the Funds’ existing positions with purchases of recent issues at very attractive prices in the secondary market. An example of this type of opportunity was NTC’s purchase of bonds from the South Central Connecticut Regional Water Authority, which were originally issued in May 2012. NTC also purchased a new issue of Hartford Metropolitan District Clean Water project bonds in the primary market. In the Massachusetts Funds, we followed the same strategy as in Connecticut in the secondary market, buying bonds issued for Lowell General Hospital in NMT and NMB, Dana Farber Cancer Institute in

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service (Moody’s), Inc. or Fitch, Inc. (Fitch). Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.

Nuveen Investments	5

Portfolio Manager’s Comments (continued)

NMT and NGX, and Massachusetts School Building Authority sales tax revenue bonds in NMT. We also added a new issue of Massachusetts State Transportation Fund revenue accelerated bridge program bonds to NMT and NGX. This program funds bridge replacement, rehabilitation, and preservation to reduce the number of structurally deficient bridges across the commonwealth.

More generally during this reporting period, our emphasis in these Funds was on adding attractive bonds across the credit quality spectrum that we believed had long term potential. For the most part, our purchases were made in the longer part of the municipal yield curve, especially as the curve steepened.

Activity during this reporting period was driven primarily by the reinvestment of proceeds from called and matured bonds, which was aimed at keeping the Funds fully invested and supporting their income streams. During the early part of this reporting period, we continued to experience a number of current bond calls resulting from refinancings, which provided liquidity. In the latter months of this reporting period, as interest rates rose, refinancing activity declined. To generate cash for purchases, we sold selected holdings when we found what we believed to be better opportunities in the marketplace. The Funds also sold a number of positions in bonds issued by Puerto Rico.

As of November 30, 2013, all four of these Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management, income enhancement and total return enhancement.

How did the Funds perform during the six-month reporting period ended November 30, 2013?

The tables in each Fund’s Performance Overview and Holding Summaries section of this report provide the Funds’ total returns for the six-month, one-year, five-year, and ten-year periods ended November 30, 2013. Each Fund’s returns on common share net asset value (NAV) are compared with the performance of corresponding market indexes and Lipper classification average.

For the six months ended November 30, 2013, the total returns on common share NAV for NTC, NMT, NMB and NGX underperformed the returns for their respective state’s S&P Municipal Bond Index as well as the national S&P Municipal Bond Index. For the same period, these four Funds underperformed the average return for the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States classification represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful.

Key management factors that influenced the Funds’ returns during this reporting period included duration and yield curve positioning, credit exposure and sector allocation. In addition, the use of leverage was an important factor affecting the performance of these Funds. Leverage is discussed in more detail later in this report.

As interest rates rose and the yield curve steepened, municipal bonds with shorter maturities generally outperformed those with longer maturities. Overall, credits at the shorter end of the municipal yield curve (maturities of five years and less) posted the best returns during this reporting period, while bonds at the longest end produced the weakest results. In general, the Funds’ durations and yield curve positioning were negative for performance during this reporting period, especially in NMB. All of these Funds tended to be overweighted in the longer parts of the yield curve that underperformed and underweighted in the outperforming shorter end of the curve. This detracted from the Funds’ performance in a rising interest rate environment.

Credit exposure also factored into the Funds’ performance during these six months, as events in the municipal market led investors to avoid risk. High yield bonds came under selling pressure and credit spreads, or the difference in yield spreads between U.S. Treasury securities and comparable investments such as municipal bonds, began to widen. For the reporting period as a whole, AAA-rated bonds generally outperformed all other credit quality categories. However, A-rated bonds performed better than those AA-rated and B-rated credits outperformed BBB-, BB- and non-rated credits. This led to somewhat mixed performance results in terms of credit exposure, some of which can be tied to the performance of

6	Nuveen Investments

Puerto Rican bonds in the BBB-rated credit quality category. Overall, NMT had the heaviest weighting in AAA-rated bonds among these four Funds, while NMB had the largest total allocation of BBB-rated bonds and below. As a formerly insured Fund, NGX’s overall credit quality continued to be higher than that of the other Funds, with fewer holdings of lower rated bonds, which was positive for NGX’s performance during this reporting period.

After underperforming for many months, pre-refunded bonds, which are often backed by U.S. Treasury securities, were among the better performing market segments. The outperformance of these bonds relative to the market can be attributed primarily to their shorter effective maturities and higher credit quality. All of these Funds had holdings of pre-refunded bonds, with NMT having the heaviest allocation of these bonds and NTC the smallest. Housing bonds and general obligation (GO) credits also typically outperformed the general municipal market, while education and water and sewer bonds generally performed in line with the market. All three Massachusetts Funds had good weightings in the multi-family housing sector, which was generally beneficial in a rising interest rate environment.

In contrast, revenue bonds as a whole underperformed the municipal market. Among the revenue sectors that generally lagged municipal market performance by the widest margins for this reporting period were industrial development revenue (IDR), health care (including hospitals), utilities and transportation. Tobacco credits backed by the 1998 master tobacco settlement agreement also were among the poorest performing market sectors, due in part to their longer effective durations, lower credit ratings and the tendency of investors to avoid risk. During this reporting period, NTC held tobacco bonds issued by The Children’s Trust Fund (Puerto Rico), while the Massachusetts Funds did not hold any tobacco bonds.

During this reporting period, all of the Funds in this report had exposure to Puerto Rico bonds, which had a negative impact on their performance. The Puerto Rico bonds were originally added to our portfolios at times when in-state paper was scarce in order to keep the Funds fully invested. In addition, these credits offered higher yields, added diversification, and triple exemption (i.e., exemption from federal, state and local taxes). Much of our Puerto Rico exposure consisted of the sales tax bonds issued by COFINA, which we believe are the best of the Puerto Rico issuance, while many of our other Puerto Rico holdings, including Puerto Rico GOs, were insured. During this reporting period, the Funds took advantage of opportunities to trim or even close out some of their positions in Puerto Rico paper. Overall, NTC cut its allocation to Puerto Rico from approximately 11.4% to 4.9% during this reporting period. As of November 30, 2013, the Fund continued to hold COFINA bonds, tobacco credits, insured GOs and two escrowed issues. NMT, NMB and NGX sold almost all of their Puerto Rico holdings—including COFINA bonds and insured GOs—except bonds issued for the University of Sacred Heart project in all three Funds and NMT continued to hold Puerto Rico revenue bonds.

An Update Regarding Puerto Rico

During this reporting period, a factor affecting the Funds’ holdings was the downgrade of debt issued by Puerto Rico. In 2012, Moody’s downgraded Puerto Rico GO bonds to Baa3 from Baa1, Puerto Rico Sales Tax Financing Corporation (COFINA) senior sales tax revenue bonds to Aa3 from Aa2, and COFINA subordinate sales tax revenue bonds to A3 from A1. In October 2013, Moody’s further downgraded the COFINA senior sales tax bonds to A2, while affirming the subordinate bonds at A3. On November 14, 2013, Fitch Ratings announced that it was placing the majority of Puerto Rico issuance—with the exception of the COFINA bonds—on negative credit watch, which implies that another downgrade may be likely. While Fitch currently rates Puerto Rico issuance at BBB-, it affirmed the ratings on COFINA bonds at AA- for the senior bonds and A+ for the subordinate bonds, with stable outlooks. On December 11, 2013 (subsequent to the close of this reporting period), Moody’s announced that it also had placed its Baa3 rating on Puerto Rico GOs (and other Puerto Rico issues linked to the GO rating) on review for downgrade. These downgrades were based on Puerto Rico’s ongoing economic problems and, in the case of the COFINA bonds, the impact of these problems on the projected growth of sales tax revenues. However, the COFINA bonds were able to maintain a higher credit rating than the GOs because, unlike the revenue streams supporting some Puerto Rican issues, the sales taxes supporting the COFINA bonds cannot be diverted and used to support Puerto Rico’s GO bonds. For the reporting period ended November 30, 2013, Puerto Rico paper underperformed the municipal market as a whole.

Nuveen Investments	7

Fund Leverage

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of the Funds relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income, particularly in the recent market environment where short-term market rates are at or near historical lows, meaning that the short-term rates the Fund has been paying on its leveraging instruments have been much lower than the interest the Fund has been earning on its portfolio of long-term bonds that it has bought with the proceeds of that leverage. However, use of leverage also can expose the Fund to additional price volatility. When a Fund uses leverage, the Fund will experience a greater increase in its net asset value if the municipal bonds acquired through the use of leverage increase in value, but it will also experience a correspondingly larger decline in its net asset value if the bonds acquired through leverage decline in value, which will make the Fund’s net asset value more volatile, and its total return performance more variable over time. In addition, income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. Leverage detracted from the performance of these Funds over this reporting period.

As of November 30, 2013, the Funds’ percentages of effective and regulatory leverage are as shown in the accompanying table.

	NTC	NMT	NMB	NGX
Effective Leverage*	39.61%	39.05%	39.19%	39.96%
Regulatory Leverage*	34.75%	35.88%	35.57%	38.01%

*
Effective Leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

8	Nuveen Investments

THE FUNDS’ REGULATORY LEVERAGE

As of November 30, 2013, the Funds have issued and outstanding MuniFund Term Preferred (MTP) Shares as shown in the accompanying table.

	MTP Shares
		Shares Issued at	Annual	NYSE/NYSE
	Series	Liquidation Value	Interest Rate	MKT Ticker	Total
NTC	2015	$18,300,000	2.65%	NTC PRC
	2016	17,780,000	2.55%	NTC PRD
	2015	20,470,000	2.60%	NTC PRE
	2015-1	16,950,000	2.60%	NTC PRF
	2015-1	32,000,000	2.65%	NTC PRG
		$105,500,000			$105,500,000
NMT	2015	$20,210,000	2.65%	NMT PRC
	2016	16,435,000	2.75%	NMT PRD
		$36,645,000			$36,645,000
NMB	2015	$14,725,000	2.60%	NMB PRC	$14,725,000
NGX	2015	$22,075,000	2.65%	NGX PRC	$22,075,000

Refer to Notes to Financial Statements, Note 1— General Information and Significant Accounting Policies for further details on MTP Shares.

Nuveen Investments	9

Common Share Information

COMMON SHARE DIVIDEND INFORMATION

During the current reporting period ended November 30, 2013, the Funds’ monthly dividends to common shareholders were as shown in the accompanying table.

	Per Common Share Amounts
	NTC	NMT	NMB	NGX
June	$0.0570	$0.0555	$0.0540	$0.0480
July	0.0570	0.0555	0.0540	0.0480
August	0.0570	0.0555	0.0540	0.0480
September	0.0570	0.0555	0.0540	0.0480
October	0.0570	0.0555	0.0540	0.0480
November	0.0570	0.0555	0.0540	0.0480

Market Yield*	5.90%	5.49%	5.31%	4.88%
Taxable-Equivalent Yield*	8.71%	8.05%	7.79%	7.16%

*
Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 32.3% and 31.8% for Connecticut and Massachusetts, respectively. When comparing a Fund to investments that generate taxable qualified dividend income, the Taxable-Equivalent Yield would be lower.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund’s past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of November 30, 2013, all of the funds had positive UNII balances, based upon our best estimate, for tax purposes. NTC and NMT had positive UNII balances, while NMB and NGX had negative UNII balances for financial reporting purposes.

10	Nuveen Investments

COMMON SHARE REPURCHASES

During November 2013, the Nuveen Funds’ Board of Directors/Trustees reauthorized the Funds’ open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding common shares.

As of November 30, 2013, and since the inception of the Funds’ repurchase programs, the Funds have cumulatively repurchased and retired common shares as shown in the accompanying table. Since the inception of the Funds’ repurchase programs, NMT, NMB and NGX have not repurchased any of their outstanding common shares.

	NTC	NMT	NMB	NGX
Common Shares Cumulatively Repurchased and Retired	55,000	—	—	—
Common Shares Authorized for Repurchase	1,465,000	480,000	195,000	275,000

During the current reporting period, the Funds repurchased and retired their common shares at a weighted average price per common share and a weighted average discount per common share as shown in the accompanying table.

	NTC	NMT	NMB	NGX
Common Shares Repurchased and Retired	55,000	—	—	—
Weighted Average Price per Common Share Repurchased and Retired	$11.66	—	—	—
Weighted Average Discount per Common Share Repurchased and Retired	13.74%	—	—	—

OTHER COMMON SHARE INFORMATION

As of November 30, 2013, and during the current reporting period, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs as shown in the accompanying table.

	NTC	NMT	NMB	NGX
Common Share NAV	$13.54	$13.71	$13.57	$13.20
Common Share Price	$11.60	$12.13	$12.20	$11.81
Premium/(Discount) to NAV	(14.33)%	(11.52)%	(10.10)%	(10.53)%
6-Month Average Premium/(Discount) to NAV	(11.34)%	(6.06)%	(3.85)%	(6.16)%

Nuveen Investments	11

Risk Considerations

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Past performance is no guarantee of future results. Fund common shares are subject to a variety of risks, including:

Investment, Price and Market Risk. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in shares represents an indirect investment in the municipal securities owned by the Fund, which generally trade in the over-the-counter markets. Shares of closed-end investment companies like these Funds frequently trade at a discount to their net asset value (NAV). Your shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations.

Issuer Credit Risk. This is the risk that a security in a Fund’s portfolio will fail to make dividend or interest payments when due.

Interest Rate Risk. Fixed-income securities such as bonds, preferred, convertible and other debt securities will decline in value if market interest rates rise.

Reinvestment Risk. If market interest rates decline, income earned from a Fund’s portfolio may be reinvested at rates below that of the original bond that generated the income.

Call Risk or Prepayment Risk. Issuers may exercise their option to prepay principal earlier than scheduled, forcing a Fund to reinvest in lower-yielding securities.

Inverse Floater Risk. The Funds may invest in inverse floaters. Due to their leveraged nature, these investments can greatly increase a Fund’s exposure to interest rate risk and credit risk. In addition, investments in inverse floaters involve the risk that the Fund could lose more than its original principal investment.

Leverage Risk. Each Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share NAV, market price, distributions and returns. There is no assurance that a Fund’s leveraging strategy will be successful. Certain aspects of the recently adopted Volcker Rule may limit the availability of tender option bonds, which are used by the Funds for leveraging and duration management purposes. The effects of this new Rule, expected to take effect in mid-2015, may make it more difficult for a Fund to maintain current or desired levels of leverage and may cause the Fund to incur additional expenses to maintain its leverage.

12	Nuveen Investments

NTC
Nuveen Connecticut Premium Income Municipal Fund
Performance Overview and Holding Summaries as of November 30, 2013

Average Annual Total Returns as of November 30, 2013

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NTC at Common Share NAV	(7.44)%	(9.70)%	7.28%	4.13%
NTC at Common Share Price	(12.59)%	(16.82)%	7.80%	1.98%
S&P Municipal Bond Connecticut Index	(1.86)%	(2.76)%	5.83%	3.86%
S&P Municipal Bond Index	(2.73)%	(3.57)%	6.57%	4.44%
Lipper Other States Municipal Debt Funds Classification Average	(6.86)%	(9.17)%	9.24%	4.66%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Portfolio Composition1
(as a % of total investments)
Education and Civic Organizations	27.3%
Health Care	22.4%
Tax Obligation/Limited	13.8%
Water and Sewer	10.3%
Tax Obligation/General	10.2%
Utilities	4.7%
Other	11.3%

Credit Quality1,2,3
(as a % of total investment exposure)
AAA/U.S. Guaranteed	16.0%
AA	40.9%
A	22.4%
BBB	5.6%
BB or Lower	2.5%
N/R	9.0%

Refer to the Glossary of Terms used in this Report for further definition of the terms used within this page.
1	Holdings are subject to change.
2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Percentage may not add to 100% due to the exclusion of other assets less liabilities from the table.

Nuveen Investments	13

NMT
Nuveen Massachusetts Premium Income Municipal Fund
Performance Overview and Holding Summaries as of November 30, 2013

Average Annual Total Returns as of November 30, 2013

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NMT at Common Share NAV	(7.18)%	(9.62)%	8.58%	4.59%
NMT at Common Share Price	(8.77)%	(17.95)%	9.89%	2.87%
S&P Municipal Bond Massachusetts Index	(1.88)%	(3.56)%	6.01%	4.48%
S&P Municipal Bond Index	(2.73)%	(3.57)%	6.57%	4.44%
Lipper Other States Municipal Debt Funds Classification Average	(6.86)%	(9.17)%	9.24%	4.66%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Portfolio Composition1
(as a % of total investments)
Education and Civic Organizations	21.1%
Health Care	20.4%
U.S. Guaranteed	14.5%
Tax Obligation/Limited	12.5%
Tax Obligation/General	10.1%
Transportation	5.2%
Long-Term Care	4.6%
Other	11.6%

Credit Quality1,2,3
(as a % of total investment exposure)
AAA/U.S. Guaranteed	18.8%
AA	32.9%
A	28.6%
BBB	8.6%
BB or Lower	3.6%
N/R	4.3%

Refer to the Glossary of Terms used in this Report for further definition of the terms used within this page.
1	Holdings are subject to change.
2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Percentage may not add to 100% due to the exclusion of other assets less liabilities from the table.

14	Nuveen Investments

NMB
Nuveen Massachusetts Dividend Advantage Municipal Fund
Performance Overview and Holding Summaries as of November 30, 2013

Average Annual Total Returns as of November 30, 2013

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NMB at Common Share NAV	(8.23)%	(10.77)%	7.78%	4.31%
NMB at Common Share Price	(8.20)%	(17.97)%	7.53%	2.92%
S&P Municipal Bond Massachusetts Index	(1.88)%	(3.56)%	6.01%	4.48%
S&P Municipal Bond Index	(2.73)%	(3.57)%	6.57%	4.44%
Lipper Other States Municipal Debt Funds Classification Average	(6.86)%	(9.17)%	9.24%	4.66%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Portfolio Composition1
(as a % of total investments)
Education and Civic Organizations	29.9%
Health Care	19.8%
Tax Obligation/Limited	11.2%
U.S. Guaranteed	9.9%
Tax Obligation/General	8.3%
Long-Term Care	5.3%
Housing/Multifamily	5.1%
Other	10.5%

Credit Quality1,2,3
(as a % of total investment exposure)
AAA/U.S. Guaranteed	12.9%
AA	33.7%
A	27.1%
BBB	11.4%
BB or Lower	4.3%
N/R	6.9%

Refer to the Glossary of Terms used in this Report for further definition of the terms used within this page.
1	Holdings are subject to change.
2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Percentage may not add to 100% due to the exclusion of other assets less liabilities from the table.

Nuveen Investments	15

NGX
Nuveen Massachusetts AMT-Free Municipal Income Fund
Performance Overview and Holding Summaries as of November 30, 2013

Average Annual Total Returns as of November 30, 2013

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NGX at Common Share NAV	(7.30)%	(9.88)%	6.07%	3.92%
NGX at Common Share Price	(6.34)%	(16.69)%	5.37%	2.01%
S&P Municipal Bond Massachusetts Index	(1.88)%	(3.56)%	6.01%	4.48%
S&P Municipal Bond Index	(2.73)%	(3.57)%	6.57%	4.44%
Lipper Other States Municipal Debt Funds Classification Average	(6.86)%	(9.17)%	9.24%	4.66%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Portfolio Composition1
(as a % of total investments)
Education and Civic Organizations	19.8%
Tax Obligation/Limited	17.1%
Health Care	16.6%
Tax Obligation/General	10.5%
Water and Sewer	9.2%
U.S. Guaranteed	8.8%
Housing/Multifamily	5.9%
Industrials	5.3%
Other	6.8%

Credit Quality1,2,3
(as a % of total investment exposure)
AAA/U.S. Guaranteed	12.5%
AA	38.6%
A	36.2%
BBB	6.1%
BB or Lower	2.2%

Refer to the Glossary of Terms used in this Report for further definition of the terms used within this page.
1	Holdings are subject to change.
2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Percentage may not add to 100% due to the exclusion of other assets less liabilities from the table.

16	Nuveen Investments

NTC
Nuveen Connecticut Premium Income Municipal Fund
Portfolio of Investments
November 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 157.2% (100.0% OF TOTAL INVESTMENTS)
	MUNICIPAL BONDS – 157.2% (100.0% OF TOTAL INVESTMENTS)
	Consumer Staples – 1.6% (1.0% of Total Investments)
$3,370	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/14 at 100.00	BBB+	$3,143,873
	Education and Civic Organizations – 42.9% (27.3% of Total Investments)
1,150	Connecticut Health and Education Facilities Authority, Revenue Bonds, Connecticut College, Series 2011H, 5.000%, 7/01/41	7/21 at 100.00	A2	1,179,141
1,300	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School, Series 2006B, 5.000%, 7/01/36 – RAAI Insured	7/16 at 100.00	N/R	1,236,612
840	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate School, Series 2007A, 5.000%, 7/01/27 – RAAI Insured	7/17 at 100.00	N/R	843,931
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College, Series 2007G, 4.500%, 7/01/37 – NPFG Insured	7/17 at 100.00	A	981,420
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2010-O:
800	5.000%, 7/01/35	7/20 at 100.00	A–	822,096
2,000	5.000%, 7/01/40	7/20 at 100.00	A–	2,040,400
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School, Series 2005F:
440	5.250%, 7/01/18 – AMBAC Insured	No Opt. Call	A2	512,384
1,510	5.250%, 7/01/19 – AMBAC Insured	No Opt. Call	A2	1,770,505
1,125	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Norwich Free Academy, Series 2013B, 4.000%, 7/01/34	7/23 at 100.00	A1	1,060,065
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2006H, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	A–	2,042,280
4,405	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2007-I, 5.000%, 7/01/25 – NPFG Insured	7/17 at 100.00	A	4,755,506
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G:
250	5.125%, 7/01/26	7/21 at 100.00	Baa1	260,108
3,260	5.625%, 7/01/41	7/21 at 100.00	Baa1	3,358,159
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2012H:
1,500	5.000%, 7/01/26 – AGM Insured	7/22 at 100.00	AA–	1,596,315
1,000	5.000%, 7/01/28 – AGM Insured	7/22 at 100.00	AA–	1,046,860
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, The Loomis Chaffee School Issue, Series 2011-I:
560	5.000%, 7/01/23 – AGM Insured	7/21 at 100.00	A2	617,518
225	5.000%, 7/01/24 – AGM Insured	7/21 at 100.00	A2	245,594
1,375	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2004H, 5.000%, 7/01/21 – NPFG Insured	7/14 at 100.00	A+	1,410,255
2,700	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford, Series 2006G, 5.250%, 7/01/36 – RAAI Insured	7/16 at 100.00	BBB–	2,611,467
4,140	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University, Series 2010G, 5.000%, 7/01/35	7/20 at 100.00	AA	4,362,856

Nuveen Investments	17

NTC	Nuveen Connecticut Premium Income Municipal Fund (continued)
Portfolio of Investments November 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$9,950	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-1, 5.000%, 7/01/42 (UB)	7/16 at 100.00	AAA	$10,296,360
17,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-3, 5.050%, 7/01/42 (UB) (4)	7/17 at 100.00	AAA	18,199,012
5,580	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State University System, Series 2013N, 5.000%, 11/01/31	11/23 at 100.00	AA	5,995,264
1,000	University of Connecticut, General Obligation Bonds, Series 2004A, 5.000%, 1/15/18 – NPFG Insured	1/14 at 100.00	AA	1,006,070
	University of Connecticut, General Obligation Bonds, Series 2006A:
1,300	5.000%, 2/15/19 – FGIC Insured	2/16 at 100.00	AA	1,420,055
2,150	5.000%, 2/15/23 – FGIC Insured	2/16 at 100.00	AA	2,352,036
2,600	University of Connecticut, General Obligation Bonds, Series 2010A, 5.000%, 2/15/28	2/20 at 100.00	AA	2,869,308
	University of Connecticut, General Obligation Bonds, Series 2013A:
2,290	5.000%, 8/15/20	No Opt. Call	AA	2,720,864
2,500	5.000%, 8/15/32	8/23 at 100.00	AA	2,697,325
515	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/27	11/19 at 100.00	Aa2	555,515
3,805	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2012A, 5.000%, 11/15/29	No Opt. Call	Aa2	4,158,028
80,270	Total Education and Civic Organizations			85,023,309
	Health Care – 35.2% (22.4% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital, Series 2002B:
840	5.500%, 7/01/21 – RAAI Insured	7/14 at 100.00	N/R	843,192
3,000	5.500%, 7/01/32 – RAAI Insured	7/14 at 100.00	N/R	2,903,220
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2000A:
20	6.125%, 7/01/20 – RAAI Insured	1/14 at 100.00	N/R	20,032
1,710	6.000%, 7/01/25 – RAAI Insured	1/14 at 100.00	N/R	1,711,129
840	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2005, 5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	N/R	829,424
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital, Series 2005B:
890	5.000%, 7/01/15 – RAAI Insured	No Opt. Call	N/R	934,473
2,400	5.000%, 7/01/20 – RAAI Insured	7/15 at 100.00	N/R	2,448,000
1,050	5.000%, 7/01/23 – RAAI Insured	7/15 at 100.00	N/R	1,057,844
7,025	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford Healthcare, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	A	6,946,882
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special Care, Series 2007C:
1,065	5.250%, 7/01/32 – RAAI Insured	7/17 at 100.00	BBB–	1,065,809
300	5.250%, 7/01/37 – RAAI Insured	7/17 at 100.00	BBB–	296,190
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and Memorial Hospitals, Series 2011F, 5.000%, 7/01/36	7/21 at 100.00	A+	2,020,660
6,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2006, 5.000%, 7/01/32 – AGM Insured	7/16 at 100.00	A2	6,043,860
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2011N:
1,105	5.000%, 7/01/25	7/21 at 100.00	A2	1,170,372
400	5.000%, 7/01/26	7/21 at 100.00	A2	419,672
500	5.000%, 7/01/27	7/21 at 100.00	A2	519,650
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, St. Francis Hospital and Medical Center, Series 2002D, 5.000%, 7/01/22 – RAAI Insured	1/14 at 100.00	N/R	999,960

18	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,275	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2010-I, 5.000%, 7/01/30	7/20 at 10.00	A	$1,302,566
7,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2012J, 5.000%, 7/01/42	7/22 at 100.00	A	6,879,460
3,905	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011M, 5.375%, 7/01/41	7/21 at 100.00	A	4,000,048
4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011N, 5.000%, 7/01/29	7/21 at 100.00	A	4,094,920
775	Connecticut Health and Educational Facilities Authority, Revenue Bonds, William W. Backus Hospital, Series 2005F, 5.125%, 7/01/35 – AGM Insured	7/18 at 100.00	AA–	789,865
7,010	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	Aa3	7,178,801
1,235	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2010M, 5.500%, 7/01/40	7/20 at 100.00	Aa3	1,302,530
4,540	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Series 2010A, 5.000%, 11/15/40	11/19 at 100.00	AA+	4,666,984
1,010	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Catholic Health East Series 2010, 4.750%, 11/15/29	11/20 at 100.00	Aa2	1,027,948
200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Danbury Hospital, Series 2006H, 4.500%, 7/01/33 – AMBAC Insured	1/16 at 100.00	A	180,074
7,475	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010, 5.500%, 8/15/40	2/21 at 100.00	Aa2	8,094,453
68,570	Total Health Care			69,748,018
	Housing/Single Family – 4.7% (3.0% of Total Investments)
640	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1, 4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	641,216
3,900	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D, 4.650%, 11/15/27	5/16 at 100.00	AAA	3,960,723
	Connecticut Housing Finance Authority, Single Family Housing Mortgage Finance Program Bonds, Series 2010-A2:
3,080	4.500%, 11/15/30	11/19 at 100.00	AAA	3,136,364
1,500	4.750%, 11/15/35	11/19 at 100.00	AAA	1,520,175
9,120	Total Housing/Single Family			9,258,478
	Long-Term Care – 2.8% (1.8% of Total Investments)
	Connecticut Housing Finance Authority, Special Needs Housing Mortgage Finance Program Special Obligation Bonds, Series 2002SNH-1:
920	5.000%, 6/15/22 – AMBAC Insured	12/13 at 101.00	N/R	932,089
1,500	5.000%, 6/15/32 – AMBAC Insured	12/13 at 101.00	N/R	1,502,880
1,470	Connecticut Housing Finance Authority, State Supported Special Obligation Bonds, Refunding Series 2010-16, 5.000%, 6/15/30	6/20 at 100.00	AA	1,540,075
1,125	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource Center of Connecticut, Inc., Series 2007, 5.500%, 8/15/27	8/17 at 100.00	N/R	1,127,509
420	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A, 7.625%, 1/01/30	1/20 at 100.00	N/R	431,852
5,435	Total Long-Term Care			5,534,405
	Tax Obligation/General – 16.0% (10.2% of Total Investments)
	Connecticut State, General Obligation Bonds, Refunding Series 2012E:
1,425	5.000%, 9/15/30	9/22 at 100.00	AA	1,547,307
2,290	5.000%, 9/15/32	9/22 at 100.00	AA	2,454,743
4,500	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	4,956,255

Nuveen Investments	19

NTC	Nuveen Connecticut Premium Income Municipal Fund (continued)
Portfolio of Investments November 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,800	Connecticut State, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – AGM Insured	6/16 at 100.00	AA	$1,972,854
2,000	Connecticut State, General Obligation Bonds, Series 2006E, 5.000%, 12/15/20	12/16 at 10.00	AA	2,246,720
1,000	Connecticut State, General Obligation Bonds, Series 2011D, 5.000%, 11/01/31	11/21 at 100.00	AA	1,070,800
1,000	Hartford, Connecticut, General Obligation Bonds, Refunding Series 2013A, 5.000%, 4/01/31	4/23 at 100.00	A1	1,044,710
1,740	Hartford, Connecticut, General Obligation Bonds, Series 2009A, 5.000%, 8/15/28 – AGC Insured	8/19 at 100.00	AA–	1,847,114
2,000	Hartford, Connecticut, General Obligation Bonds, Series 2013B, 5.000%, 4/01/33	4/23 at 100.00	A1	2,064,660
2,150	New Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 11/01/17 – AMBAC Insured	11/16 at 100.00	A3	2,353,304
900	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	1,057,545
3,890	Oregon State, General Obligation Bonds, Oregon University System Projects, Series 2011G, 5.000%, 8/01/36	8/21 at 100.00	AA+	4,171,169
1,420	Regional School District 16, Connecticut, General Obligation Bonds, Series 2003, 5.000%, 3/15/16 – AMBAC Insured	3/14 at 100.00	A1	1,439,482
	Suffield, Connecticut, General Obligation Bonds, Series 2005:
800	5.000%, 6/15/17	No Opt. Call	AA+	919,648
795	5.000%, 6/15/19	No Opt. Call	AA+	943,061
1,400	5.000%, 6/15/21	No Opt. Call	AA+	1,671,054
29,110	Total Tax Obligation/General			31,760,426
	Tax Obligation/Limited – 21.8% (13.8% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue Bonds, Series 2006F:
2,525	5.000%, 7/01/31 – AGC Insured	7/16 at 100.00	AA–	2,601,456
2,930	5.000%, 7/01/36 – AGC Insured	7/16 at 100.00	AA–	2,991,940
5,000	Connecticut State, Special Tax Obligation Transportation Infrastructure Bonds, Series 2007A, 5.000%, 8/01/27 – AMBAC Insured	8/17 at 100.00	AA	5,428,850
2,500	Connecticut State, Special Tax Obligation Transportation Infrastructure Purposes Bonds, Series 2012A, 5.000%, 1/01/33	No Opt. Call	AA	2,659,450
3,500	Connecticut State, Special Tax Obligation Transportation Infrastructure Purposes Bonds, Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	AA	3,738,140
	Connecticut, Certificates of Participation, Juvenile Training School, Series 2001:
600	5.000%, 12/15/20	12/13 at 100.00	AA–	612,702
1,000	5.000%, 12/15/30	12/13 at 100.00	AA–	1,003,460
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
840	5.250%, 1/01/36	1/22 at 100.00	A	846,560
3,200	5.125%, 1/01/42	1/22 at 100.00	A	3,192,768
3,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39	4/20 at 100.00	N/R	3,254,970
2,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	2/14 at 100.00	AA–	1,956,060
4,350	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – AGM Insured	8/15 at 100.00	AA–	4,357,308
3,625	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.375%, 8/01/39	2/20 at 100.00	A+	2,742,710
1,725	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41	4/21 at 100.00	N/R	1,746,442
2,275	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32	No Opt. Call	BBB+	2,204,680
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.250%, 10/01/19 – AGM Insured	10/14 at 100.00	AA–	1,022,950
2,760	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB	2,753,845
42,830	Total Tax Obligation/Limited			43,114,291

20	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation – 1.2% (0.8% of Total Investments)
$2,365	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002, 5.375%, 12/01/15 – AMBAC Insured	No Opt. Call	N/R	$2,478,946
	U.S. Guaranteed – 7.4% (4.7% of Total Investments) (5)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School, Series 2007A:
465	5.000%, 7/01/30 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	N/R (5)	534,234
735	5.000%, 7/01/37 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	N/R (5)	844,434
1,670	Connecticut State, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 (Pre-refunded 4/01/14) – FGIC Insured	4/14 at 100.00	AA (5)	1,697,572
1,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B, 5.000%, 1/01/23 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	AA (5)	1,004,340
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
775	5.000%, 8/01/20 (Pre-refunded 8/01/15) – AGM Insured	8/15 at 100.00	AA– (5)	835,256
1,320	5.000%, 8/01/21 (Pre-refunded 8/01/15) – AGM Insured	8/15 at 100.00	AA– (5)	1,422,630
905	4.375%, 8/01/24 (Pre-refunded 8/01/15) – AGM Insured	8/15 at 100.00	AA– (5)	965,463
40	New Haven, Connecticut, General Obligation Bonds, Series 2002A, 5.250%, 11/01/17 – AMBAC Insured (ETM)	5/14 at 100.00	A3 (5)	41,782
1,335	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1989N, 0.000%, 7/01/17 – NPFG Insured (ETM)	No Opt. Call	A (5)	1,187,256
1,010	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 – AMBAC Insured (ETM)	No Opt. Call	Aaa	1,164,863
1,220	University of Connecticut, General Obligation Bonds, Series 2005A, 5.000%, 2/15/17 (Pre-refunded 2/15/15) – AGM Insured	2/15 at 100.00	AA (5)	1,290,296
	West Hartford, Connecticut, General Obligation Bonds, Series 2005B:
500	5.000%, 10/01/17 (Pre-refunded 10/01/15)	10/15 at 100.00	AAA	542,575
2,810	5.000%, 10/01/18 (Pre-refunded 10/01/15)	10/15 at 100.00	AAA	3,049,272
13,785	Total U.S. Guaranteed			14,579,973
	Utilities – 7.4% (4.7% of Total Investments)
	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds, Tender Option Bond Trust 1164:
1,295	17.247%, 1/01/32 (IF) (4)	1/23 at 100.00	Aa3	1,560,475
410	17.086%, 1/01/38 (IF) (4)	1/23 at 100.00	Aa3	452,767
1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)	12/13 at 100.00	Ba1	1,000,010
4,750	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)	6/14 at 100.00	Ba1	4,750,048
	Connecticut Transmission Municipal Electric Energy Cooperative, Transmission System Revenue Bonds, Series 2012A:
655	5.000%, 1/01/31	1/22 at 100.00	Aa3	692,898
500	5.000%, 1/01/32	1/22 at 100.00	Aa3	526,475
2,830	5.000%, 1/01/42	1/22 at 100.00	Aa3	2,919,117
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
465	5.500%, 1/01/14 (Alternative Minimum Tax)	No Opt. Call	BBB	465,442
250	5.500%, 1/01/15 (Alternative Minimum Tax)	1/14 at 100.00	BBB	250,238
2,115	5.500%, 1/01/20 (Alternative Minimum Tax)	1/14 at 100.00	BBB	2,117,009
14,270	Total Utilities			14,734,479
	Water and Sewer – 16.2% (10.3% of Total Investments)
4,375	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company Project, Series 2007, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)	9/17 at 100.00	N/R	4,377,625
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Series 2005A:
4,160	5.000%, 11/15/30 – NPFG Insured	11/15 at 100.00	A1	4,333,930
4,330	5.000%, 8/15/35 – NPFG Insured	11/15 at 100.00	A1	4,477,437

Nuveen Investments	21

NTC	Nuveen Connecticut Premium Income Municipal Fund (continued)
Portfolio of Investments November 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$500	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005, 6.000%, 7/01/25	7/15 at 100.00	Ba1	$506,285
2,050	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	Ba1	2,031,734
	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Series 2013A:
3,880	5.000%, 4/01/36	4/22 at 100.00	AA	4,093,478
2,500	5.000%, 4/01/39	4/22 at 100.00	AA	2,610,725
1,840	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth Series, 2007A, 5.000%, 8/01/30 – NPFG Insured	8/16 at 100.00	Aa3	1,935,146
2,870	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth-Sixth Series, 2011, 5.000%, 8/01/41	8/21 at 100.00	Aa3	2,973,347
4,000	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Seventh Series 2012, 5.000%, 8/01/33	No Opt. Call	Aa3	4,218,440
500	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2013A, 5.250%, 8/15/43	8/23 at 100.00	AA+	523,590
31,005	Total Water and Sewer			32,081,737
$300,130	Total Long-Term Investments (cost $308,250,664)			311,457,935
	Floating Rate Obligations – (9.8)%			(19,370,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (53.3)% (6)			(105,500,000)
	Other Assets Less Liabilities – 5.9%			11,509,785
	Net Assets Applicable to Common Shares – 100%			$198,097,720

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.9%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

22	Nuveen Investments

NMT
Nuveen Massachusetts Premium Income Municipal Fund
Portfolio of Investments
November 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 153.0% (100.0% OF TOTAL INVESTMENTS)
	MUNICIPAL BONDS – 153.0% (100.0% OF TOTAL INVESTMENTS)
	Consumer Discretionary – 1.5% (1.0% of Total Investments)
$1,425	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax) (4)	3/14 at 101.00	Caa3	$1,004,540
	Education and Civic Organizations – 32.3% (21.1% of Total Investments)
	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Tender Option Bond Trust 1163:
995	17.404%, 10/01/48 (IF) (5)	10/23 at 100.00	A1	1,038,760
305	17.302%, 10/01/48 (IF) (5)	10/23 at 100.00	A1	318,399
1,000	Massachusetts Development Finance Agency Revenue Bonds, Lesley University Issue Series B-1 and B-2, 5.250%, 7/01/33 – AGM Insured	7/21 at 100.00	AA–	1,052,320
500	Massachusetts Development Finance Agency, Revenue Bonds, Boston College Issue, Series 2013S, 5.000%, 7/01/38	7/23 at 100.00	AA–	526,040
375	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2009V-1, 5.000%, 10/01/29	10/19 at 100.00	A1	401,509
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	BBB+	978,560
455	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2012A, 5.250%, 7/01/42	7/22 at 100.00	BBB–	442,510
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	AA	1,027,270
2,000	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A, 5.250%, 4/01/37	4/21 at 100.00	AA–	2,076,280
1,045	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2007, 5.000%, 9/01/37 – NPFG Insured	9/17 at 100.00	A+	1,057,645
700	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2012, 5.000%, 9/01/50	9/22 at 100.00	A+	703,892
635	Massachusetts Development Finance Authority, Revenue Bonds, Curry College, Series 2000A, 6.000%, 3/01/20 – ACA Insured	3/14 at 100.00	BBB	636,410
1,500	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	A	1,641,300
4,850	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2008A, 5.000%, 1/01/42 – AGC Insured	1/18 at 100.00	AA–	4,883,611
1,090	Massachusetts Development Finance Authority, Revenue Refunding Bonds, Boston University, Series 1999P, 6.000%, 5/15/29	No Opt. Call	A1	1,271,376
1,000	Massachusetts Educational Financing Authority, Educational Loan Revenue, Series 2011J, 5.625%, 7/01/33 (Alternative Minimum Tax)	7/21 at 100.00	AA	1,013,180
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Springfield College, Series 2010, 5.500%, 10/15/31	10/19 at 100.00	Baa1	1,054,790
350	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Tufts University, Series 2008O, 5.375%, 8/15/38	8/18 at 100.00	Aa2	382,613
530	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wheaton College Issues, Series 2010F, 5.000%, 1/01/41	1/20 at 100.00	A2	530,525
210	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Fin Authority, Higher Ed Rev and Rev Refunding Bonds, University of the Sacred Heart Project, Series 2012, 4.375%, 10/01/31	No Opt. Call	BBB	141,242
20,540	Total Education and Civic Organizations			21,178,232

Nuveen Investments	23

NMT	Nuveen Massachusetts Premium Income Municipal Fund (continued)
Portfolio of Investments November 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care – 31.1% (20.4% of Total Investments)
$940	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41	11/23 at 100.00	A–	$946,871
	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Health Systems, Series 2012G:
895	5.000%, 10/01/29	10/21 at 100.00	A–	915,621
700	5.000%, 10/01/31	10/21 at 100.00	A–	708,785
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series 2011K-6, 5.375%, 7/01/41	7/20 at 100.00	AA	1,032,110
300	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2013F, 5.000%, 7/01/37	7/23 at 100.00	A	300,552
2,000	Massachusetts Health and Educational Facilities Authority, Partners HealthCare System Inc., Series 2007G, 5.000%, 7/01/32	7/17 at 100.00	AA	2,070,780
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B1 Capital Asset Program Converted June 13,2008:
2,300	5.375%, 2/01/26 – NPFG Insured	8/18 at 100.00	A	2,496,144
770	5.375%, 2/01/28 – NPFG Insured	8/18 at 100.00	A	819,357
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B2, Capital Asset Program, Converted June 9, 2009, 5.375%, 2/01/27 – NPFG Insured	8/18 at 100.00	A	1,617,360
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital, Series 2009M, 5.500%, 12/01/39	12/19 at 100.00	AA	1,073,970
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Dana-Farber Cancer Institute, Series 2008K, 5.000%, 12/01/37	12/18 at 100.00	A1	1,516,200
935	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E, 5.000%, 8/15/35 – RAAI Insured	8/15 at 100.00	N/R	773,890
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured	8/15 at 100.00	A+	1,062,600
2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Medical Center, Series 2007D, 5.250%, 8/15/28	8/17 at 100.00	A+	2,075,860
620	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E, 5.000%, 7/15/32	7/17 at 100.00	BBB–	589,310
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D, 5.250%, 7/01/30	7/15 at 100.00	BB+	955,170
1,445	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	BBB+	1,435,131
19,905	Total Health Care			20,389,711
	Housing/Multifamily – 4.3% (2.8% of Total Investments)
1,285	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor Project, Series 2007, 4.800%, 7/20/48	7/17 at 100.00	BB	1,278,074
480	Massachusetts Housing Finance Agency, Housing Revenue Bonds, Series 2003S, 5.050%, 12/01/23 (Alternative Minimum Tax)	12/13 at 100.00	AA–	480,235
1,000	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds, Clarendon Hill Towers, Series 2002, 5.200%, 11/20/22	5/14 at 101.00	N/R	1,021,320
2,765	Total Housing/Multifamily			2,779,629
	Housing/Single Family – 2.3% (1.5% of Total Investments)
1,500	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2006-126, 4.625%, 6/01/32 (Alternative Minimum Tax)	6/16 at 100.00	AA	1,471,650
	Industrials – 0.8% (0.5% of Total Investments)
115	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	114,063
400	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003, 5.450%, 6/01/14	No Opt. Call	BBB	409,388
515	Total Industrials			523,451

24	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care – 7.0% (4.6% of Total Investments)
$185	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village, Series 2010, 5.625%, 12/01/30	12/19 at 100.00	A–	$191,079
510	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 5.250%, 1/01/26	1/23 at 100.00	BBB–	503,691
500	Massachusetts Development Finance Agency, Revenue Bonds, North Hill Communities Issue, Series 2013A, 6.250%, 11/15/28	11/23 at 100.00	NA	487,205
1,685	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007, 5.250%, 10/01/26	4/14 at 102.00	N/R	1,578,559
1,575	Massachusetts Development Finance Agency, Revenue Bonds, The Lowell General Hospital, Series 2013G, 5.000%, 7/01/44	7/23 at 100.00	BBB+	1,455,694
375	Massachusetts Industrial Finance Agency, First Mortgage Revenue Bonds, Berkshire Retirement Community, Series 1994B, 4.750%, 7/01/17	1/14 at 100.00	BBB	375,461
4,830	Total Long-Term Care			4,591,689
	Tax Obligation/General – 15.5% (10.1% of Total Investments)
500	Ashland, Massachusetts, General Obligation Bonds, Series 2004, 5.250%, 5/15/23 – AMBAC Insured	5/15 at 100.00	Aa2	531,800
300	Boston, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 1/01/17	1/15 at 100.00	Aaa	315,501
125	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 2/01/21 – AGM Insured	2/14 at 100.00	AA–	125,986
1,000	Hampden-Wilbraham Regional School District, Hampden County, Massachusetts, General Obligation Bonds, Series 2011, 5.000%, 2/15/41	2/21 at 100.00	Aa3	1,031,050
1,250	Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2011, 5.000%, 2/15/32	2/20 at 100.00	AA	1,315,963
1,010	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21	No Opt. Call	AA+	1,270,853
575	North Reading, Massachusetts, General Obligation Bonds, Series 2012, 5.000%, 5/15/35 – AMBAC Insured	5/22 at 100.00	Aa2	609,144
1,260	Norwell, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/15/20 – FGIC Insured	No Opt. Call	AAA	1,503,268
2,000	Quincy, Massachusetts, General Obligation Bonds, Series 2011, 5.250%, 12/01/38	12/20 at 100.00	Aa2	2,112,640
1,220	Worcester, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 7/01/19 – FGIC Insured	7/15 at 100.00	AA–	1,303,960
9,240	Total Tax Obligation/General			10,120,165
	Tax Obligation/Limited – 19.1% (12.5% of Total Investments)
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,500	5.250%, 1/01/36	1/22 at 100.00	A	1,511,713
850	5.125%, 1/01/42	1/22 at 100.00	A	848,079
210	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2004, 5.000%, 5/01/26 – AMBAC Insured	5/14 at 100.00	A–	213,497
975	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2006C, 5.000%, 7/01/26	7/18 at 100.00	AAA	1,108,770
385	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Refunding Bonds, Series 2004C, 5.250%, 7/01/21	No Opt. Call	AAA	464,872
1,200	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%, 5/01/33 – AGC Insured	5/18 at 100.00	AA	1,254,792
1,000	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B, 5.375%, 5/01/23 – SYNCORA GTY Insured	No Opt. Call	Aa2	1,204,310
570	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2012B, 5.000%, 5/01/37	5/22 at 100.00	AA	600,392
1,250	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/38	5/23 at 100.00	AA+	1,319,400
380	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A, 5.000%, 8/15/37 – AMBAC Insured	8/17 at 100.00	AA+	395,462
1,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2011B, 5.000%, 10/15/41	10/21 at 100.00	AA+	1,044,270
540	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 – FGIC Insured	No Opt. Call	A1	621,724

Nuveen Investments	25

NMT	Nuveen Massachusetts Premium Income Municipal Fund (continued)
Portfolio of Investments November 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$645	Massachusetts, Transportation Fund Revenue Bonds, Accelerated Bridge Program, Series 2013A, 5.000%, 6/01/38	6/21 at 100.00	AAA	$686,893
1,300	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32	No Opt. Call	BBB+	1,259,816
11,805	Total Tax Obligation/Limited			12,533,990
	Transportation – 8.0% (5.2% of Total Investments)
500	Massachusetts Port Authority, Airport System Revenue Bonds, Series 2010A, 5.000%, 7/01/30	7/20 at 100.00	AA	543,960
1,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	7/17 at 100.00	A	1,003,210
725	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/14 at 100.00	N/R	661,708
2,530	Massachusetts Port Authority, Special Facilities Revenue Bonds, US Airways Group Inc., Series 1996A, 5.750%, 9/01/16 – NPFG Insured (Alternative Minimum Tax)	3/14 at 100.00	A	2,534,352
470	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking Revenue Bonds, Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A+	481,003
5,225	Total Transportation			5,224,233
	U.S. Guaranteed – 22.2% (14.5% of Total Investments) (6)
2,000	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Series 2004A, 5.000%, 11/01/25 (Pre-refunded 11/01/14)	11/14 at 100.00	AA+ (6)	2,089,000
650	Boston, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 1/01/17 (Pre-refunded 1/01/15)	1/15 at 100.00	N/R (6)	683,956
1,115	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21 (Pre-refunded 3/01/17)	3/17 at 100.00	N/R (6)	1,239,891
25	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2006C, 5.000%, 7/01/26 (Pre-refunded 7/01/18)	7/18 at 100.00	AAA	29,426
550	Massachusetts College Building Authority, Project Revenue Bonds, Series 2004A, 5.000%, 5/01/19 (Pre-refunded 5/01/14) – NPFG Insured	5/14 at 100.00	Aa2 (6)	561,281
325	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31 (Pre-refunded 5/01/16) – AMBAC Insured	5/16 at 100.00	Aa2 (6)	360,848
1,745	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2005D, 5.000%, 7/01/27 (Pre-refunded 7/01/15) – AGC Insured	7/15 at 100.00	AA– (6)	1,873,886
410	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%, 7/01/25 (Pre-refunded 7/01/21) – NPFG Insured	7/21 at 100.00	A (6)	471,291
1,300	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/20 (Pre-refunded 8/15/15) – AGM Insured (UB)	8/15 at 100.00	AA+ (6)	1,404,728
1,500	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/25 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (6)	1,506,825
750	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2005-11, 4.500%, 8/01/29 (Pre-refunded 8/01/15)	8/15 at 100.00	AAA	802,590
1,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2005A, 5.000%, 3/01/23 (Pre-refunded 3/01/15) – AGM Insured	3/15 at 100.00	Aaa	1,059,920
1,330	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1989N, 0.000%, 7/01/17 – NPFG Insured (ETM)	No Opt. Call	A (6)	1,182,809
1,065	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured (ETM)	No Opt. Call	Baa1 (6)	1,296,733
13,765	Total U.S. Guaranteed			14,563,184
	Utilities – 2.3% (1.5% of Total Investments)
870	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA–	861,570
750	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012B, 4.875%, 11/01/42	11/17 at 100.00	BB+	644,835
1,620	Total Utilities			1,506,405

26	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 6.6% (4.3% of Total Investments)
$500	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Lien Refunding Series 2010A, 5.000%, 11/01/30	11/19 at 100.00	AA+	$546,500
60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9, 5.000%, 8/01/22	2/14 at 100.00	AAA	60,238
285	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2004-10, 5.000%, 8/01/26	8/14 at 100.00	AAA	293,333
1,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2006-12, 4.375%, 8/01/31 (UB)	8/16 at 100.00	AAA	1,014,430
200	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Series 2002A, 5.250%, 8/01/20	2/14 at 100.00	AAA	200,846
1,500	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.000%, 8/01/28 – NPFG Insured	8/17 at 100.00	AA+	1,636,903
625	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 4.000%, 8/01/46	8/16 at 100.00	AA+	592,074
4,170	Total Water and Sewer			4,344,324
$97,305	Total Long-Term Investments (cost $98,988,741)			100,231,203
	Floating Rate Obligations – (2.2)%			(1,435,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (56.0)% (7)			(36,645,000)
	Other Assets Less Liabilities – 5.2%			3,338,556
	Net Assets Applicable to Common Shares – 100%			$65,489,759

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.500% to 5.200%.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(7)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 36.6%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	27

NMB
Nuveen Massachusetts Dividend Advantage Municipal Fund
Portfolio of Investments
November 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 151.4% (100.0% OF TOTAL INVESTMENTS)
	MUNICIPAL BONDS – 151.4% (100.0% OF TOTAL INVESTMENTS)
	Consumer Discretionary – 1.3% (0.8% of Total Investments)
$480	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax) (7)	3/14 at 101.00	Caa3	$338,371
	Education and Civic Organizations – 45.2% (29.9% of Total Investments)
	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Tender Option Bond Trust 1163:
490	17.404%, 10/01/48 (IF) (5)	10/23 at 100.00	A1	511,550
150	17.302%, 10/01/48 (IF) (5)	10/23 at 100.00	A1	156,590
500	Massachusetts Development Finance Agency Revenue Bonds, Lesley University Issue Series B-1 and B-2, 5.250%, 7/01/33 – AGM Insured	7/21 at 100.00	AA–	526,160
375	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2009V-1, 5.000%, 10/01/29	10/19 at 100.00	A1	401,509
110	Massachusetts Development Finance Agency, Revenue Bonds, Draper Laboratory, Series 2008, 5.875%, 9/01/30	9/18 at 100.00	Aa3	122,349
400	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	BBB+	391,424
300	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2012A, 5.250%, 7/01/42	7/22 at 100.00	BBB–	291,765
1,000	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A, 5.250%, 4/01/37	4/21 at 100.00	AA–	1,038,140
450	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2007, 5.000%, 9/01/37 – NPFG Insured	9/17 at 100.00	A+	455,445
200	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2012, 5.000%, 9/01/50	9/22 at 100.00	A+	201,112
500	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	A	547,100
2,100	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2008A, 5.000%, 1/01/42 – AGC Insured	1/18 at 100.00	AA–	2,114,553
1,000	Massachusetts Development Finance Authority, Revenue Refunding Bonds, Boston University, Series 1999P, 6.000%, 5/15/59	5/29 at 105.00	A1	1,114,310
990	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Series 2001E, 5.300%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)	1/14 at 100.00	AA	993,148
480	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2008H, 6.350%, 1/01/30 – AGC Insured (Alternative Minimum Tax)	1/18 at 100.00	AA	506,026
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Springfield College, Series 2010, 5.500%, 10/15/31	10/19 at 100.00	Baa1	527,395
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wheaton College Issues, Series 2010F, 5.000%, 1/01/41	1/20 at 100.00	A2	1,501,485
75	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College, Series 2007L, 5.000%, 7/01/31	7/16 at 100.00	AA+	79,565

28	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$500	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	$516,590
100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Fin Authority, Higher Ed Rev and Rev Refunding Bonds, University of the Sacred Heart Project, Series 2012, 5.000%, 10/01/42	No Opt. Call	BBB	66,515
11,720	Total Education and Civic Organizations			12,062,731
	Health Care – 30.0% (19.8% of Total Investments)
1,200	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series 2011K-6, 5.375%, 7/01/41	7/20 at 100.00	AA	1,238,532
500	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health, Series 2011H, 5.500%, 7/01/31	7/21 at 100.00	BBB+	518,640
500	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A, 6.500%, 1/15/38 (4)	1/18 at 100.00	N/R	1,605
160	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Baystate Medical Center, Series 2009I, 5.750%, 7/01/36	7/19 at 100.00	A+	169,496
775	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B1 Capital Asset Program Converted June 13,2008, 5.375%, 2/01/26 – NPFG Insured	8/18 at 100.00	A	841,092
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B2, Capital Asset Program, Converted June 9, 2009, 5.375%, 2/01/27 – NPFG Insured	8/18 at 100.00	A	539,120
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital, Series 2009M, 5.500%, 12/01/39	12/19 at 100.00	AA	1,073,970
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E:
550	5.000%, 8/15/25 – RAAI Insured	8/15 at 100.00	N/R	508,954
315	5.000%, 8/15/35 – RAAI Insured	8/15 at 100.00	N/R	260,722
600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured	8/15 at 100.00	A+	637,560
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Medical Center, Series 2007D, 5.250%, 8/15/28	8/17 at 100.00	A+	1,037,930
290	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E, 5.000%, 7/15/32	7/17 at 100.00	BBB–	275,645
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D, 5.250%, 7/01/30	7/15 at 100.00	BB+	477,585
157	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012A, 6.000%, 2/15/43	1/14 at 103.00	D	120,372
124	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012B, 0.000%, 2/15/43	1/14 at 15.54	D	12,424
180	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012C, 0.000%, 2/15/43	1/14 at 103.00	D	2
285	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	BBB+	283,053
8,636	Total Health Care			7,996,702

Nuveen Investments	29

NMB	Nuveen Massachusetts Dividend Advantage Municipal Fund (continued)
Portfolio of Investments November 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 7.7% (5.1% of Total Investments)
$555	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor Project, Series 2007, 4.800%, 7/20/48	7/17 at 100.00	BB	$552,009
485	Massachusetts Housing Finance Agency, Housing Revenue Bonds, Series 2003S, 5.050%, 12/01/23 (Alternative Minimum Tax)	12/13 at 100.00	AA–	485,238
1,000	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds, Clarendon Hill Towers, Series 2002, 5.200%, 11/20/22	5/14 at 101.00	N/R	1,021,320
2,040	Total Housing/Multifamily			2,058,567
	Housing/Single Family – 2.4% (1.6% of Total Investments)
650	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2006-126, 4.625%, 6/01/32 (Alternative Minimum Tax)	6/16 at 100.00	AA	637,715
	Industrials – 1.4% (0.9% of Total Investments)
100	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	99,185
200	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003, 5.450%, 6/01/14	No Opt. Call	BBB	204,694
65	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street Redevelopment, M/SRBC Project, Series 2002A, 5.125%, 2/01/34 – NPFG Insured	2/14 at 100.00	A	64,995
365	Total Industrials			368,874
	Long-Term Care – 7.9% (5.3% of Total Investments)
100	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village, Series 2010, 5.625%, 12/01/30	12/19 at 100.00	A–	103,285
205	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 5.250%, 1/01/26	1/23 at 100.00	BBB–	202,464
725	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007, 5.250%, 10/01/26	4/14 at 102.00	N/R	679,202
625	Massachusetts Development Finance Agency, Revenue Bonds, The Lowell General Hospital, Series 2013G, 5.000%, 7/01/44	7/23 at 100.00	BBB+	577,656
555	Massachusetts Development Finance Authority, First Mortgage Revenue Bonds, Berkshire Retirement Community – Edgecombe Project, Series 2001A, 6.750%, 7/01/21	1/14 at 100.00	BBB	555,982
2,210	Total Long-Term Care			2,118,589
	Tax Obligation/General – 12.6% (8.3% of Total Investments)
310	Ashland, Massachusetts, General Obligation Bonds, Series 2004, 5.250%, 5/15/23 – AMBAC Insured	5/15 at 100.00	Aa2	329,716
55	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 2/01/21 – AGM Insured	2/14 at 100.00	AA–	55,434
1,000	Hampden-Wilbraham Regional School District, Hampden County, Massachusetts, General Obligation Bonds, Series 2011, 5.000%, 2/15/41	2/21 at 100.00	Aa3	1,031,050
500	Norwell, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/15/20 – FGIC Insured	No Opt. Call	AAA	596,535
1,280	Quincy, Massachusetts, General Obligation Bonds, Series 2011, 5.125%, 12/01/33	12/20 at 100.00	Aa2	1,356,262
3,145	Total Tax Obligation/General			3,368,997
	Tax Obligation/Limited – 17.0% (11.2% of Total Investments)
385	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	384,130
395	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2004, 5.000%, 5/01/26 – AMBAC Insured	5/14 at 100.00	A–	401,577
385	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Refunding Bonds, Series 2004C, 5.250%, 7/01/21	No Opt. Call	AAA	464,872
550	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%, 5/01/33 – AGC Insured	5/18 at 100.00	AA	575,113

30	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$285	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2012B, 5.000%, 5/01/37	5/22 at 100.00	AA	$300,196
1,495	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A, 5.000%, 8/15/37 – AMBAC Insured	8/17 at 100.00	AA+	1,555,831
230	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 – FGIC Insured	No Opt. Call	A1	264,807
600	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32	No Opt. Call	BBB+	581,454
4,325	Total Tax Obligation/Limited			4,527,980
	Transportation – 6.3% (4.1% of Total Investments)
500	Massachusetts Port Authority, Airport System Revenue Bonds, Series 2010A, 5.000%, 7/01/30	7/20 at 100.00	AA	543,960
400	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	7/17 at 100.00	A	401,284
500	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/14 at 100.00	N/R	456,350
260	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking Revenue Bonds, Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A+	266,087
1,660	Total Transportation			1,667,681
	U.S. Guaranteed – 15.0% (9.9% of Total Investments) (6)
530	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Series 2004A, 5.000%, 11/01/25 (Pre-refunded 11/01/14)	11/14 at 100.00	AA+ (6)	553,585
230	Massachusetts College Building Authority, Project Revenue Bonds, Series 2004A, 5.000%, 5/01/19 (Pre-refunded 5/01/14) – NPFG Insured	5/14 at 100.00	Aa2 (6)	234,717
250	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31 (Pre-refunded 5/01/16) – AMBAC Insured	5/16 at 100.00	Aa2 (6)	277,575
495	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2005D, 5.000%, 7/01/27 (Pre-refunded 7/01/15) – AGC Insured	7/15 at 100.00	AA– (6)	531,561
515	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College, Series 2007L, 5.000%, 7/01/31 (Pre-refunded 7/01/16)	7/16 at 100.00	N/R (6)	575,595
500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/20 (Pre-refunded 8/15/15) – AGM Insured (UB)	8/15 at 100.00	AA+ (6)	540,280
750	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/25 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (6)	753,413
500	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2005-11, 4.500%, 8/01/29 (Pre-refunded 8/01/15)	8/15 at 100.00	AAA	535,060
3,770	Total U.S. Guaranteed			4,001,786
	Utilities – 1.0% (0.7% of Total Investments)
320	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012B, 4.875%, 11/01/42	11/17 at 100.00	BB+	275,130

Nuveen Investments	31

NMB	Nuveen Massachusetts Dividend Advantage Municipal Fund (continued)
Portfolio of Investments November 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 3.6% (2.4% of Total Investments)
$125	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005, 6.000%, 7/01/25	7/15 at 100.00	Ba1	$126,571
400	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2006-12, 4.375%, 8/01/31 (UB)	8/16 at 100.00	AAA	405,772
200	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Series 2002A, 5.250%, 8/01/20	2/14 at 100.00	AAA	200,846
250	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 4.000%, 8/01/46	8/16 at 100.00	AA+	236,830
975	Total Water and Sewer			970,019
$40,296	Total Long-Term Investments (cost $40,050,114)			40,393,142
	Floating Rate Obligations – (2.1)%			(560,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (55.2)% (8)			(14,725,000)
	Other Assets Less Liabilities – 5.9%			1,568,434
	Net Assets Applicable to Common Shares – 100%			$26,676,576

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(7)
On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.500% to 5.200%.

(8)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 36.5%.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

32	Nuveen Investments

NGX
Nuveen Massachusetts AMT-Free Municipal Income Fund
Portfolio of Investments
November 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 155.0% (100.0% OF TOTAL INVESTMENTS)
	MUNICIPAL BONDS – 155.0% (100.0% OF TOTAL INVESTMENTS)
	Education and Civic Organizations – 30.7% (19.8% of Total Investments)
	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Tender Option Bond Trust 1163:
$395	17.404%, 10/01/48 (IF) (4)	10/23 at 100.00	A1	$412,372
120	17.302%, 10/01/48 (IF) (4)	10/23 at 100.00	A1	125,272
650	Massachusetts Development Finance Agency Revenue Bonds, Lesley University Issue Series B-1 and B-2, 5.250%, 7/01/33 – AGM Insured	7/21 at 100.00	AA–	684,008
1,700	Massachusetts Development Finance Agency, Revenue Bonds, Boston College Issue, Series 2013S, 5.000%, 7/01/38	7/23 at 100.00	AA–	1,788,536
1,135	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2005T-1, 5.000%, 10/01/39 – AMBAC Insured	10/15 at 100.00	A1	1,145,294
300	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2012A, 5.250%, 7/01/42	7/22 at 100.00	BBB–	291,765
550	Massachusetts Development Finance Agency, Revenue Bonds, Northeastern University, Series 2012, 5.000%, 10/01/31	No Opt. Call	A2	575,971
500	Massachusetts Development Finance Agency, Revenue Bonds, Simmons College, Series 2013J, 5.250%, 10/01/39	No Opt. Call	BBB+	502,250
600	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2007, 5.000%, 9/01/37 – NPFG Insured	9/17 at 100.00	A+	607,260
465	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2012, 5.000%, 9/01/50	9/22 at 100.00	A+	467,585
1,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	A	1,094,200
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2008A, 5.000%, 1/01/42 – AGC Insured	1/18 at 100.00	AA–	3,020,790
255	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northeastern University, Series 2010A, 4.875%, 10/01/35	10/20 at 100.00	A2	256,234
100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Fin Authority, Higher Ed Rev and Rev Refunding Bonds, University of the Sacred Heart Project, Series 2012, 5.000%, 10/01/42	No Opt. Call	BBB	66,515
10,770	Total Education and Civic Organizations			11,038,052
	Health Care – 25.7% (16.6% of Total Investments)
470	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41	11/23 at 100.00	A–	473,436
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Covenant Health System Obligated Group, Series 2012, 5.000%, 7/01/31	7/22 at 100.00	A	1,006,550
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series 2012L, 5.000%, 7/01/36	7/21 at 100.00	AA	1,022,770
520	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2013F, 5.000%, 7/01/37	7/23 at 100.00	A	520,957
1,000	Massachusetts Development Finance Agency, Revenue Bonds, The Lowell General Hospital, Series 2013G, 5.000%, 7/01/37	7/23 at 100.00	BBB+	950,150
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2004D, 5.125%, 11/15/35 – AGC Insured	11/19 at 100.00	AA–	506,390

Nuveen Investments	33

NGX	Nuveen Massachusetts AMT-Free Municipal Income Fund (continued)
Portfolio of Investments November 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B1 Capital Asset Program Converted June 13,2008:
$480	5.375%, 2/01/26 – NPFG Insured	8/18 at 100.00	A	$520,934
600	5.375%, 2/01/27 – NPFG Insured	8/18 at 100.00	A	646,944
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B2, Capital Asset Program, Converted June 9, 2009, 5.375%, 2/01/28 – NPFG Insured	8/18 at 100.00	A	1,602,570
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Dana-Farber Cancer Institute, Series 2008K, 5.000%, 12/01/37	12/18 at 100.00	A1	1,010,800
585	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E, 5.000%, 7/15/32	7/17 at 100.00	BBB–	556,043
200	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D, 5.250%, 7/01/30	7/15 at 100.00	BB+	191,034
250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	BBB+	248,293
9,105	Total Health Care			9,256,871
	Housing/Multifamily – 9.1% (5.9% of Total Investments)
500	Boston Housing Authority, Massachusetts, Capital Program Revenue Bonds, Series 2008, 5.000%, 4/01/20 – AGM Insured	4/18 at 100.00	AA–	547,685
730	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor Project, Series 2007, 4.800%, 7/20/48	7/17 at 100.00	BB	726,065
2,000	Massachusetts Housing Finance Agency, Housing Bonds, Series 2003H, 5.125%, 6/01/43	12/13 at 100.00	AA–	2,000,240
3,230	Total Housing/Multifamily			3,273,990
	Industrials – 8.2% (5.3% of Total Investments)
	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street Redevelopment, M/SRBC Project, Series 2002A:
1,475	5.125%, 8/01/28 – NPFG Insured	2/14 at 100.00	A	1,475,472
1,500	5.125%, 2/01/34 – NPFG Insured	2/14 at 100.00	A	1,499,880
2,975	Total Industrials			2,975,352
	Long-Term Care – 0.8% (0.5% of Total Investments)
285	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 5.250%, 1/01/26	1/23 at 100.00	BBB–	281,475
	Tax Obligation/General – 16.3% (10.5% of Total Investments)
1,500	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004B, 5.250%, 8/01/21 – AGM Insured	No Opt. Call	AA+	1,816,710
1,000	Newburyport, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2013, 4.000%, 1/15/30	1/23 at 100.00	AA	996,430
1,705	North Attleborough, Massachusetts, General Obligation Bonds, Series 2004, 5.000%, 7/15/15 – FGIC Insured	7/14 at 101.00	Aa2	1,772,450
1,200	North Reading, Massachusetts, General Obligation Bonds, Series 2012, 5.000%, 5/15/35 – AMBAC Insured	5/22 at 100.00	Aa2	1,271,256
5,405	Total Tax Obligation/General			5,856,846

34	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 26.5% (17.1% of Total Investments)
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
$500	5.250%, 1/01/36	1/22 at 100.00	A	$503,905
75	5.125%, 1/01/42	1/22 at 100.00	A	74,831
400	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/37	1/22 at 100.00	A	392,992
3,000	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2002, 5.000%, 5/01/32 – AMBAC Insured	5/14 at 100.00	A–	3,008,130
1,000	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2012A, 5.000%, 7/01/41	7/22 at 100.00	AAA	1,054,200
750	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%, 5/01/33 – AGC Insured	5/18 at 100.00	AA	784,245
625	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/38	5/23 at 100.00	AA+	659,700
975	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2011B, 5.000%, 10/15/35	No Opt. Call	AA+	1,032,174
300	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 – FGIC Insured	No Opt. Call	A1	345,402
855	Massachusetts, Transportation Fund Revenue Bonds, Accelerated Bridge Program, Series 2013A, 5.000%, 6/01/38	6/21 at 100.00	AAA	910,532
800	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32	No Opt. Call	BBB+	775,272
9,280	Total Tax Obligation/Limited			9,541,383
	Transportation – 4.1% (2.6% of Total Investments)
400	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35	1/20 at 100.00	AA+	417,456
1,000	Massachusetts Port Authority, Revenue Bonds, Series 2012B, 5.000%, 7/01/33	7/22 at 100.00	AA	1,059,370
1,400	Total Transportation			1,476,826
	U.S. Guaranteed – 13.7% (8.8% of Total Investments) (5)
1,000	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (5)	1,004,550
1,500	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 5.000%, 8/01/31 (Pre-refunded 8/01/16) – AMBAC Insured	8/16 at 100.00	AA+ (5)	1,680,780
2,140	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2004-1, 5.375%, 11/01/21 (Pre-refunded 11/01/14) – AMBAC Insured	11/14 at 100.00	AA (5)	2,242,634
4,640	Total U.S. Guaranteed			4,927,964
	Utilities – 5.7% (3.7% of Total Investments)
1,710	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA–	1,693,430
440	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012B, 4.875%, 11/01/42	11/17 at 100.00	BB+	378,303
2,150	Total Utilities			2,071,733
	Water and Sewer – 14.2% (9.2% of Total Investments)
1,900	Lynn Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2003A, 5.000%, 12/01/32 – NPFG Insured	12/13 at 100.00	A1	1,904,845
600	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2006-12, 4.375%, 8/01/31 (UB)	8/16 at 100.00	AAA	608,658

Nuveen Investments	35

NGX	Nuveen Massachusetts AMT-Free Municipal Income Fund (continued)
Portfolio of Investments November 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2002J, 5.250%, 8/01/19 – AGM Insured	No Opt. Call	AA+	$1,197,660
125	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 4.000%, 8/01/46	8/16 at 100.00	AA+	118,415
720	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Refunding Series 2010B, 5.000%, 11/15/30 – AGC Insured	11/20 at 100.00	AA–	770,580
495	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Series 2003A, 5.000%, 7/01/16 – NPFG Insured	7/14 at 100.00	A+	507,231
4,840	Total Water and Sewer			5,107,389
$54,080	Total Long-Term Investments (cost $55,951,638)			55,807,881
	Floating Rate Obligations – (0.9)%			(340,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (61.3)% (6)			(22,075,000)
	Other Assets Less Liabilities – 7.2%			2,605,831
	Net Assets Applicable to Common Shares – 100%			$35,998,712

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 39.6%.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

36	Nuveen Investments

Statement of
Assets & Liabilities
November 30, 2013 (Unaudited)

	Connecticut		Massachusetts		Massachusetts	Massachusetts
	Premium		Premium		Dividend	AMT-Free
	Income		Income		Advantage	Income
	(NTC	)	(NMT	)	(NMB )	(NGX )
Assets
Investments, at value (cost $308,250,664, $98,988,741, $40,050,114 and $55,951,638, respectively)	$311,457,935		$100,231,203		$40,393,142	$55,807,881
Cash	2,855,525		2,095,088		1,088,882	2,189,889
Receivable for:
Interest	4,899,746		1,519,581		672,450	822,334
Investments sold	4,490,694		20,000		15,000	—
Deferred offering costs	663,486		209,222		84,911	141,963
Other assets	10,395		3,374		175	1,430
Total assets	324,377,781		104,078,468		42,254,560	58,963,497
Liabilities
Floating rate obligations	19,370,000		1,435,000		560,000	340,000
Payable for:
Common share dividends	803,766		248,281		102,298	128,185
Common shares repurchased	58,400		—		—	—
Interest	229,944		82,294		31,898	48,757
MuniFund Term Preferred (MTP) Shares, at liquidation value	105,500,000		36,645,000		14,725,000	22,075,000
Accrued expenses:
Management fees	160,934		51,955		21,059	29,521
Trustees fees	4,510		412		167	235
Other	152,507		125,767		137,562	343,087
Total liabilities	126,280,061		38,588,709		15,577,984	22,964,785
Net assets applicable to common shares	$198,097,720		$65,489,759		$26,676,576	$35,998,712
Common shares outstanding	14,633,976		4,776,927		1,966,050	2,727,317
Net asset value per common share outstanding (net assets applicable to common shares, divided by common shares outstanding)	$13.54		$13.71		$13.57	$13.20
Net assets applicable to common shares consist of:
Common shares, $.01 par value per share	$146,340		$47,769		$19,661	$27,273
Paid-in surplus	202,834,232		65,754,624		27,585,044	38,060,384
Undistributed (Over-distribution of) net investment income	85,047		219,117		(95,361)	(339,223)
Accumulated net realized gain (loss)	(8,175,170)		(1,774,213)		(1,175,796)	(1,605,965)
Net unrealized appreciation (depreciation)	3,207,271		1,242,462		343,028	(143,757)
Net assets applicable to common shares	$198,097,720		$65,489,759		$26,676,576	$35,998,712
Authorized shares:
Common	Unlimited		Unlimited		Unlimited	Unlimited
Preferred	Unlimited		Unlimited		Unlimited	Unlimited

See accompanying notes to financial statements.

Nuveen Investments	37

Statement of
Operations
Six Months ended November 30, 2013 (Unaudited)

	Connecticut	Massachusetts	Massachusetts	Massachusetts
	Premium	Premium	Dividend	AMT-Free
	Income	Income	Advantage	Income
	(NTC )	(NMT )	(NMB )	(NGX )
Investment Income	$7,431,082	$2,465,352	$1,036,688	$1,336,843
Expenses
Management fees	990,590	319,303	129,837	181,630
Shareholder servicing agent fees and expenses	39,094	12,455	8,315	8,325
Interest expense and amortization of offering costs	1,708,376	582,557	230,979	350,543
Custodian fees and expenses	26,732	12,009	6,680	7,412
Trustees fees and expenses	4,501	1,502	611	857
Professional fees	34,867	14,611	13,148	13,748
Shareholder reporting expenses	51,135	24,079	5,271	5,912
Stock exchange listing fees	41,995	19,347	245	7,715
Investor relations expenses	17,503	6,220	2,619	3,541
Reorganization expenses	—	75,000	115,000	273,000
Other expenses	11,025	1,223	7,266	6,963
Total expenses	2,925,818	1,068,306	519,971	859,646
Net investment income (loss)	4,505,264	1,397,046	516,717	477,197
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(7,983,010)	(1,869,434)	(879,495)	(1,135,755)
Change in net unrealized appreciation (depreciation) of investments	(13,026,524)	(4,696,902)	(2,082,900)	(2,228,555)
Net realized and unrealized gain (loss)	(21,009,534)	(6,566,336)	(2,962,395)	(3,364,310)
Net increase (decrease) in net assets applicable to common shares from operations	$(16,504,270)	$(5,169,290)	$(2,445,678)	$(2,887,113)

See accompanying notes to financial statements.

38	Nuveen Investments

Statement of
Changes in Net Assets (Unaudited)

	Connecticut		Massachusetts
	Premium Income (NTC)		Premium Income (NMT)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	11/30/13	5/31/13	11/30/13	5/31/13
Operations
Net investment income (loss)	$4,505,264	$8,524,782	$1,397,046	$2,960,371
Net realized gain (loss) from investments	(7,983,010)	237,374	(1,869,434)	22,612
Change in net unrealized appreciation (depreciation) of investments	(13,026,524)	(3,634,986)	(4,696,902)	(907,060)
Net increase (decrease) in net assets applicable to common shares from operations	(16,504,270)	5,127,170	(5,169,290)	2,075,923
Distributions to Common Shareholders
From net investment income	(5,022,832)	(9,283,674)	(1,590,717)	(3,372,311)
From accumulated net realized gains	—	(96,947)	—	(244,947)
Decrease in net assets applicable to common shares from distributions to common shareholders	(5,022,832)	(9,380,621)	(1,590,717)	(3,617,258)
Capital Share Transactions
Common shares:
Issued in the Reorganizations	—	142,203,044	—	—
Net proceeds from shares issued to shareholders due to reinvestment of distributions	—	—	—	33,079
Repurchased and retired	(642,659)	—	—	—
Net increase (decrease) in net assets applicable to common shares from capital share transactions	(642,659)	142,203,044	—	33,079
Net increase (decrease) in net assets applicable to common shares	(22,169,761)	137,949,593	(6,760,007)	(1,508,256)
Net assets applicable to common shares at the beginning of period	220,267,481	82,317,888	72,249,766	73,758,022
Net assets applicable to common shares at the end of period	$198,097,720	$220,267,481	$65,489,759	$72,249,766
Undistributed (Over-distribution of) net investment income at the end of period	$85,047	$602,615	$219,117	$412,788

See accompanying notes to financial statements.

Nuveen Investments	39

Statement of Changes in Net Assets (Unaudited) (continued)

	Massachusetts		Massachusetts
	Dividend Advantage (NMB)		AMT-Free Income (NGX)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	11/30/13	5/31/13	11/30/13	5/31/13
Operations
Net investment income (loss)	$516,717	$1,246,268	$477,197	$1,505,394
Net realized gain (loss) from investments	(879,495)	(279,751)	(1,135,755)	151,721
Change in net unrealized appreciation (depreciation) of investments	(2,082,900)	(9,279)	(2,228,555)	(1,023,136)
Net increase (decrease) in net assets applicable to common shares from operations	(2,445,678)	957,238	(2,887,113)	633,979
Distributions to Common Shareholders
From net investment income	(636,989)	(1,326,916)	(785,467)	(1,595,475)
From accumulated net realized gains	—	—	—	—
Decrease in net assets applicable to common shares from distributions to common shareholders	(636,989)	(1,326,916)	(785,467)	(1,595,475)
Capital Share Transactions
Common shares:
Issued in the Reorganizations	—	—	—	—
Net proceeds from shares issued to shareholders due to reinvestment of distributions	2,776	2,450	—	3,092
Repurchased and retired	—	—	—	—
Net increase (decrease) in net assets applicable to common shares from capital share transactions	2,776	2,450	—	3,092
Net increase (decrease) in net assets applicable to common shares	(3,079,891)	(367,228)	(3,672,580)	(958,404)
Net assets applicable to common shares at the beginning of period	29,756,467	30,123,695	39,671,292	40,629,696
Net assets applicable to common shares at the end of period	$26,676,576	$29,756,467	$35,998,712	$39,671,292
Undistributed (Over-distribution of) net investment income at the end of period	$(95,361)	$24,911	$(339,223)	$(30,953)

See accompanying notes to financial statements.

40	Nuveen Investments

Statement of
Cash Flows
Six Months Ended November 30, 2013 (Unaudited)

	Connecticut	Massachusetts	Massachusetts	Massachusetts
	Premium	Premium	Dividend	AMT-Free
	Income	Income	Advantage	Income
	(NTC )	(NMT )	(NMB )	(NGX )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$(16,504,270)	$(5,169,290)	$(2,445,678)	$(2,887,113)
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(40,496,506)	(13,515,696)	(2,704,575)	(6,969,323)
Proceeds from sales and maturities of investments	46,879,159	15,058,520	3,687,268	8,828,781
Amortization (Accretion) of premiums and discounts, net	572,461	168,567	56,258	99,828
(Increase) Decrease in:
Receivable for interest	227,542	137,886	35,246	77,512
Receivable for investments sold	(4,315,694)	(20,000)	35,084	—
Other assets	41,102	19,388	192	7,690
Increase (Decrease) in:
Payable for interest	4	—	(4)	5
Accrued management fees	(17,191)	(5,696)	(2,500)	(3,142)
Accrued Trustees fees	1,425	22	8	14
Accrued other expenses	4,871	64,217	95,726	262,448
Net realized (gain) loss from investments	7,983,010	1,869,434	879,495	1,135,755
Change in net unrealized (appreciation) depreciation of investments	13,026,524	4,696,902	2,082,900	2,228,555
Taxes paid on undistributed capital gains	(26,259)	(3,453)	(748)	—
Net cash provided by (used in) operating activities	7,376,178	3,300,801	1,718,672	2,781,010
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	468,556	280,002	85,103	56,969
Increase (Decrease) in:
Cash overdraft	—	—	(32,964)	—
Payable for offering costs	(206,206)	(195,755)	(47,323)	—
Cash distributions paid to common shareholders	(5,021,101)	(1,588,989)	(634,606)	(786,044)
Cost of common shares repurchased and retired	(584,259)	—	—	—
Net cash provided by (used in) financing activities	(5,343,010)	(1,504,742)	(629,790)	(729,075)
Net Increase (Decrease) in Cash	2,033,168	1,796,059	1,088,882	2,051,935
Cash at the beginning of period	822,357	299,029	—	137,954
Cash at the end of period	$2,855,525	$2,095,088	$1,088,882	$2,189,889

Supplemental Disclosure of Cash Flow Information

	Connecticut	Massachusetts	Massachusetts	Massachusetts
	Premium	Premium	Dividend	AMT-Free
	Income	Income	Advantage	Income
	(NTC )	(NMT )	(NMB )	(NGX )
Cash paid for interest (excluding amortization of offering costs)	$1,466,022	$498,310	$193,202	$293,569
Non-cash financing activities not included herein consists of reinvestments of common share distributions	—	—	2,776	—

See accompanying notes to financial statements.

Nuveen Investments	41

Financial
Highlights (Unaudited)

Selected data for a common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Shareholders (a)	Distributions from Accumulated Net Realized Gains to Auction Rate Preferred Shareholders	(a)	Total	From Net Investment Income to Common Shareholders	From Accumulated Net Realized Gains to Common Shareholders	Total	Discount From Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
Connecticut Premium Income (NTC)
Year Ended 5/31:
2014(f)	$15.00	$.31	$(1.43)	$—	$—		$(1.12)	$(.34)	$—	$(.34)	$—	*	$13.54	$11.60
2013	15.34	.56	(.19)	—	—		.37	(.70)	(.01)	(.71)	—		15.00	13.65
2012	14.22	.58	1.29	—	—		1.87	(.71)	(.04)	(.75)	—		15.34	14.19
2011	14.56	.67	(.29)	(.01)	—		.37	(.71)	—	(.71)	—		14.22	13.18
2010	13.59	.80	.88	(.02)	—	*	1.66	(.69)	— *	(.69)	—		14.56	13.94
2009	14.25	.84	(.66)	(.14)	(.03)		.01	(.60)	(.07)	(.67)	—		13.59	13.35

Massachusetts Premium Income (NMT)
Year Ended 5/31:
2014(f)	15.12	.29	(1.37)	—	—		(1.08)	(.33)	—	(.33)	—		13.71	12.13
2013	15.45	.62	(.19)	—	—		.43	(.71)	(.05)	(.76)	—		15.12	13.64
2012	14.16	.67	1.44	—	—		2.11	(.77)	(.05)	(.82)	—		15.45	15.12
2011	14.48	.75	(.24)	(.01)	—		.50	(.78)	(.04)	(.82)	—		14.16	13.59
2010	13.29	.87	1.12	(.03)	—		1.96	(.77)	—	(.77)	—		14.48	14.93
2009	14.22	.91	(.98)	(.15)	(.02)		(.24)	(.65)	(.04)	(.69)	—		13.29	13.28

(a)	The amounts shown are based on common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

42	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares(c)

Based on Common Share Net Asset Value (b)	Based on Market Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(d)	Net Investment Income (Loss	)	Portfolio Turnover Rate	(e)

(7.44)%	(12.59)%	$198,098	2.89	%**	4.46	%**	13%
2.35	1.02	220,267	2.68		4.05		12
13.45	13.59	82,318	3.08		3.93		11
2.63	(.39)	76,284	2.41		4.73		9
12.49	9.76	78,106	1.57		5.64		5
.45	.32	72,901	1.43		6.40		0

(7.18)	(8.77)	65,490	3.10	**	4.09	**	13
2.81	(5.18)	72,250	2.86		3.99		10
15.29	17.78	73,758	3.03		4.48		12
3.58	(3.48)	67,605	2.51		5.30		6
15.03	18.77	69,031	1.60		6.21		3
(1.36)	3.54	63,321	1.43		7.01		1

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred Shares (“ARPS”) and/or MTP Shares, where applicable.

(d)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Note 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities, respectively, as follows:

Connecticut Premium Income (NTC)
Year Ended 5/31:
2014(f)	1.69	%**
2013	1.55
2012	1.54
2011	1.20
2010	.37
2009	.11

Massachusetts Premium Income (NMT)
Year Ended 5/31:
2014(f)	1.75	%**
2013	1.64
2012	1.74
2011	1.28
2010	0.37
2009	0.09

(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.

(f)	For the six months ended November 30, 2013.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	43

Financial Highlights (Unaudited) (continued)

Selected data for a common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Shareholders (a)	Distributions from Accumulated Net Realized Gains to Auction Rate Preferred Shareholders	(a)	Total	From Net Investment Income to Common Shareholders	From Accumulated Net Realized Gains to Common Shareholders	Total	Ending Common Share Net Asset Value	Ending Market Value
Massachusetts Dividend Advantage (NMB)
Year Ended 5/31:
2014 (g)	$15.14	$.26	$(1.51)	$—	$—		$(1.25)	$(.32)	$—	$(.32)	$13.57	$12.20
2013	15.32	.63	(.13)	—	—		.50	(.68)	—	(.68)	15.14	13.62
2012	13.97	.65	1.46	—	—		2.11	(.76)	—	(.76)	15.32	14.64
2011	14.38	.68	(.26)	—	—		.42	(.83)	—	(.83)	13.97	13.53
2010	13.52	.89	.80	(.02)	(.01)		1.66	(.77)	(.03)	(.80)	14.38	14.10
2009	14.36	.95	(.93)	(.17)	—		(.15)	(.69)	—	(.69)	13.52	13.83

Massachusetts AMT-Free Income (NGX)
Period Ended 5/31:
2014 (g)	14.55	.17	(1.23)	—	—		(1.06)	(.29)	—	(.29)	13.20	11.81
2013	14.90	.55	(.31)	—	—		.24	(.59)	—	(.59)	14.55	12.90
2012	14.36	.59	.65	—	—		1.24	(.70)	—	(.70)	14.90	15.39
2011	14.71	.64	(.23)	—	—		.41	(.76)	—	(.76)	14.36	13.62
2010	13.86	.82	.79	(.03)	—		1.58	(.73)	—	(.73)	14.71	15.79
2009	14.28	.91	(.50)	(.17)	—		.24	(.66)	—	(.66)	13.86	13.15

(a)	The amounts shown are based on common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

44	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)

Based on Common Share Net Asset Value (b)	Based on Market Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss	)	Expenses	(e)	Net Investment Income (Loss	)	Portfolio Turnover Rate	(f)

(8.23)%	(8.20)%	$26,677	3.40	%*	3.37	%*	N/A		N/A		7%
3.21	(2.71)	29,756	2.86		4.09		N/A		N/A		11
15.45	14.21	30,124	3.09		4.41		N/A		N/A		8
3.05	1.87	27,465	3.08		4.83		3.03%		4.88%		16
12.50	7.90	28,235	1.67		6.16		1.54		6.29		11
(.70)	(.04)	26,530	1.54		7.09		1.33		7.30		1

(7.30)%	(6.34)%	35,999	3.85	*	1.76	*	N/A		N/A		12
1.55	(12.66)	39,671	3.12		3.70		N/A		N/A		20
8.82	18.74	40,630	3.16		4.03		N/A		N/A		14
2.89	(9.04)	39,158	3.07		4.38		3.01		4.44		4
11.61	26.19	40,095	1.86		5.50		1.67		5.69		1
2.00	(2.11)	37,754	1.47		6.47		1.16		6.78		0

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or MTP Shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. As of January 31, 2011 and November 30, 2010, the Adviser is no longer reimbursing Massachusetts Dividend Advantage (NMB) and Massachusetts AMT-Free Income (NGX), respectively, for any fees or expenses.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Note 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities, respectively, as follows:

Massachusetts Dividend Advantage (NMB)
Year Ended 5/31:
2014(g)	1.70	%*
2013	1.56
2012	1.68
2011	1.75
2010	.35
2009	.10

Massachusetts AMT-Free Income (NGX)
Year Ended 5/31:
2014(g)	1.91	%*
2013	1.71
2012	1.76
2011	1.81
2010	.57
2009	.09

(f)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.

(g)	For the six months ended November 30, 2013.
N/A	Fund no longer has a contractual reimbursement with the Adviser.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	45

Financial Highlights (Unaudited) (continued)

	ARPS at the End of Period		MTP Shares at the End of Period (a)		ARPS and MTP Shares at the End of Period
	Aggregate	Asset	Aggregate	Asset	Asset
	Amount	Coverage	Amount	Coverage	Coverage
	Outstanding	Per $25,000	Outstanding	Per $10	Per $1 Liquidation
	(000)	Share	(000)	Share	Preference
Connecticut Premium Income (NTC)
Year Ended 5/31:
2014(c)	$—	$—	$105,500	$28.78	$—
2013	—	—	105,500	30.88	—
2012	—	—	36,080	32.82	—
2011	—	—	36,080	31.14	—
2010	15,725	82,389	18,300	32.96	3.30
2009	34,975	77,110	—	—	—

Massachusetts Premium Income (NMT)
Year Ended 5/31:
2014(c)	—	—	36,645	27.87	—
2013	—	—	36,645	29.72	—
2012	—	—	36,645	30.13	—
2011	—	—	36,645	28.45	—
2010	14,400	74,863	20,210	29.95	2.99
2009	34,000	71,559	—	—	—

(a)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

	2014	(c)	2013		2012	2011		2010
Connecticut Premium Income (NTC)
Series 2015 (NTC PRC)
Ending Market Value per Share	$10.02		$10.06		$10.05	$10.07		$10.00
Average Market Value per Share	10.04		10.07		10.08	10.04		10.02	^
Series 2016 (NTC PRD)
Ending Market Value per Share	10.04		10.07		10.10	10.00		—
Average Market Value per Share	10.04		10.11		10.06	9.88	^^	—
Series 2015 (NTC PRE) (b)
Ending Market Value per Share	10.01		10.07		—	—		—
Average Market Value per Share	10.03		10.06	Ω	—	—		—
Series 2015-1 (NTC PRF) (b)
Ending Market Value per Share	10.01		10.06		—	—		—
Average Market Value per Share	10.03		10.07	Ω	—	—		—
Series 2015-1 (NTC PRG) (b)
Ending Market Value per Share	10.03		10.08		—	—		—
Average Market Value per Share	10.03		10.08	Ω	—	—		—

Massachusetts Premium Income (NMT)
Series 2015 (NMT PRC)
Ending Market Value per Share	10.03		10.07		10.10	10.02		10.00
Average Market Value per Share	10.05		10.09		10.08	10.02		10.00	^^^
Series 2016 (NMT PRD)
Ending Market Value per Share	10.08		10.12		10.10	10.00		—
Average Market Value per Share	10.07		10.11		10.08	9.97	^^^^	—

(b)	MTP Shares issued in connection with the reorganizations.
(c)	For the six months ended November 30, 2013.
^	For the period January 19, 2010 (first issuance date of shares) through May 31, 2010.
^^	For the period December 15, 2010 (first issuance date of shares) through May 31, 2011.
^^^	For the period January 21, 2010 (first issuance date of shares) through May 31, 2010.
^^^^	For the period January 20, 2011 (first issuance date of shares) through May 31, 2011.
Ω	For the period July 9, 2012 (effective date of the reorganizations) through May 31, 2013.

46	Nuveen Investments

	ARPS at the End of Period		MTP Shares at the End of Period (a)
	Aggregate	Asset	Aggregate	Asset
	Amount	Coverage	Amount	Coverage
	Outstanding	Per $25,000	Outstanding	Per $10
	(000)	Share	(000)	Share
Massachusetts Dividend Advantage (NMB)
Year Ended 5/31:
2014(b)	$—	$—	$14,725	$28.12
2013	—	—	14,725	30.21
2012	—	—	14,725	30.46
2011	—	—	14,725	28.65
2010	—	—	14,725	29.18
2009	14,250	71,544	—	—

Massachusetts AMT-Free Income (NGX)
Year Ended 5/31:
2014(b)	—	—	22,075	26.31
2013	—	—	22,075	27.97
2012	—	—	22,075	28.41
2011	—	—	22,075	27.74
2010	—	—	22,075	28.16
2009	20,500	71,042	—	—

(a)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

	2014	(b)	2013	2012	2011	2010
Massachusetts Dividend Advantage (NMB)
Series 2015 (NMB PRC)
Ending Market Value per Share	$10.02		$10.09	$10.10	$13.53	$9.98
Average Market Value per Share	10.04		10.08	10.07	14.03	9.95	^

Massachusetts AMT-Free Income (NGX)
Series 2015 (NGX PRC)
Ending Market Value per Share	10.02		10.05	10.10	13.62	10.00
Average Market Value per Share	10.04		10.09	10.08	14.48	9.98	^^

(b)	For the six months ended November 30, 2013.
^	For the period March 23, 2010 (first issuance date of shares) through May 31, 2010.
^^	For the period February 9, 2010 (first issuance date of shares) through May 31, 2010.

See accompanying notes to financial statements.

Nuveen Investments	47

Notes to
Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

Fund Information
The state funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) or NYSE MKT symbols are as follows (each a “Fund” and collectively, the “Funds”):

•	Nuveen Connecticut Premium Income Municipal Fund (NTC) (“Connecticut Premium Income (NTC)”)
•	Nuveen Massachusetts Premium Income Municipal Fund (NMT) (“Massachusetts Premium Income (NMT)”)
•	Nuveen Massachusetts Dividend Advantage Municipal Fund (NMB) (“Massachusetts Dividend Advantage (NMB)”)
•	Nuveen Massachusetts AMT-Free Municipal Income Fund (NGX) (“Massachusetts AMT-Free Income (NGX)”)

The Funds are registered under the Investment Company Act of 1940, as amended, as diversified closed-end registered investment companies. Common shares of Connecticut Premium Income (NTC) and Massachusetts Premium Income (NMT) are traded on the NYSE while common shares of Massachusetts Dividend Advantage (NMB) and Massachusetts AMT-Free Income (NGX) are traded on the NYSE MKT. Connecticut Premium Income (NTC) and Massachusetts Premium Income (NMT) were organized as Massachusetts business trusts on January 12, 1993. Massachusetts Dividend Advantage (NMB) and Massachusetts AMT-Free Income (NGX) were organized as Massachusetts business trusts on June 1, 1999 and September 30, 2002, respectively.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes, and in the case of Massachusetts AMT-Free Income (NGX) the alternative minimum tax applicable to individuals, by investing primarily in a portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

Investment Adviser
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”). The Adviser is responsible for each Fund’s overall investment strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Approved Fund Reorganizations
On May 22, 2013, the Funds’ Board of Trustees approved a series of reorganizations for the Massachusetts Funds included in this report. The reorganizations are intended to create one, larger-state fund, which would potentially offer shareholders the following benefits:

•	Lower fund expense ratios (excluding the effects of leverage), as fixed costs are spread over a larger asset base;
•	Enhanced secondary market trading, as larger funds potentially make it easier for investors to buy and sell fund shares;
•	Lower per share trading costs through reduced bid/ask spreads due to a larger common share float; and
•	Increased fund flexibility in managing the structure and cost of leverage over time.

The approved reorganizations are as follows:

Acquired Funds	Acquiring Fund
Massachusetts Dividend Advantage (NMB)	Massachusetts Premium Income (NMT)
Massachusetts AMT-Free Income (NGX)

The reorganizations are subject to customary conditions, including shareholder approval at annual shareholder meetings later next year.

Upon the closing of a reorganization, an Acquired Fund transfers its assets to the Acquiring Fund in exchange for common and preferred shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund. The Acquired Fund is then liquidated, dissolved and terminated in accordance with its Declaration of Trust. Shareholders of the Acquired Fund become shareholders of the Acquiring Fund. Holders of common shares receive newly issued common shares of the Acquiring Fund, the aggregate net asset value of which equal the aggregate net asset value of the common shares of the Acquired Fund held immediately prior to the reorganization (including for this purpose fractional Acquiring Fund shares to which shareholders are entitled). Fractional shares are sold on the open market and shareholders received cash in lieu of such fractional shares. Holders of

48	Nuveen Investments

preferred shares of the Acquired Fund will receive on a one-for-one basis newly issued preferred shares of the Acquiring Fund, in exchange for preferred shares of the Acquired Fund held immediately prior to the reorganization.

Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to earmark securities in the Funds’ portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. As of November 30, 2013, there were no outstanding purchase commitments in any of the Funds.

Investment Income
Investment income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also reflects paydown gains and losses, if any.

Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders. Should a Fund receive a refund of workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statement of Operations.

Dividends and Distributions to Common Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Auction Rate Preferred Shares
Each Fund is authorized to issue Auction Rate Preferred Shares (“ARPS”). During prior fiscal periods, the Funds redeemed all of their outstanding ARPS, at liquidation value.

MuniFund Term Preferred Shares
The Funds have issued and outstanding MuniFund Term Preferred (“MTP”) Shares, with a $10 stated par value per share. Each Fund’s MTP Shares are issued in one or more Series and trade on NYSE/NYSE MKT. Dividends on MTP Shares, which are recognized as interest expense for financial reporting purposes, are paid monthly at a fixed annual rate, subject to adjustments in certain circumstances.

As of November 30, 2013, details of each Fund’s MTP Shares outstanding are as follows:

				Shares
		NYSE/		Outstanding
		NYSE MKT	Shares	at $10 Per Share	Annual
	Series	Ticker	Outstanding	Liquidation Value	Interest Rate
Connecticut Premium Income (NTC)
	2015	NTC PRC	1,830,000	$18,300,000	2.65%
	2016	NTC PRD	1,778,000	17,780,000	2.55
	2015	NTC PRE	2,047,000	20,470,000	2.60
	2015-1	NTC PRF	1,695,000	16,950,000	2.60
	2015-1	NTC PRG	3,200,000	32,000,000	2.65
Massachusetts Premium Income (NMT)
	2015	NMT PRC	2,021,000	$20,210,000	2.65%
	2016	NMT PRD	1,643,500	16,435,000	2.75
Massachusetts Dividend Advantage (NMB)	2015	NMB PRC	1,472,500	$14,725,000	2.60%
Massachusetts AMT-Free Income (NGX)	2015	NGX PRC	2,207,500	$22,075,000	2.65%

Each Fund is obligated to redeem its MTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. MTP Shares are subject to optional and mandatory redemption in certain circumstances. MTP Shares were subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to a payment of premium for one year following the Optional

Nuveen Investments	49

Notes to Financial Statements (Unaudited) (continued)

Redemption Date (“Premium Expiration Date”), and at par thereafter. MTP Shares also will be subject to redemption, at the option of each Fund, at par in the event of certain changes in the credit rating of the MTP Shares. Each Fund may be obligated to redeem certain of the MTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for each Fund’s series of MTP Shares by NYSE/NYSE MKT ticker symbol are as follows:

		NYSE/	Term	Optional	Premium
		NYSE MKT	Redemption	Redemption	Expiration
	Series	Ticker	Date	Date	Date
Connecticut Premium Income (NTC)
	2015	NTC PRC	February 1, 2015	February 1, 2011	January 31, 2012
	2016	NTC PRD	January 1, 2016	January 1, 2012	December 31, 2012
	2015	NTC PRE	April 1, 2015	April 1, 2012	March 31, 2013
	2015-1	NTC PRF	April 1, 2015	April 1, 2012	March 31, 2013
	2015-1	NTC PRG	March 1, 2015	March 1, 2012	February 28, 2013
Massachusetts Premium Income (NMT)
	2015	NMT PRC	February 1, 2015	February 1, 2011	January 31, 2012
	2016	NMT PRD	February 1, 2016	February 1, 2012	January 31, 2013
Massachusetts Dividend Advantage (NMB)	2015	NMB PRC	April 1, 2015	April 1, 2011	March 31, 2012
Massachusetts AMT-Free Income (NGX)	2015	NGX PRC	March 1, 2015	March 1, 2011	February 29, 2012

The average liquidation value for all series of MTP Shares outstanding for each Fund during the six months ended November 30, 2013, was as follows:

	Connecticut		Massachusetts		Massachusetts		Massachusetts
	Premium		Premium		Dividend		AMT-Free
	Income		Income		Advantage		Income
	(NTC	)	(NMT	)	(NMB	)	(NGX	)
Average liquidation value of MTP Shares outstanding	$105,500,000		$36,645,000		$14,725,000		$22,075,000

For financial reporting purposes, the liquidation value of MTP Shares is recorded as a liability and recognized as “MuniFund Term Preferred (MTP) Shares, at liquidation value” on the Statement of Assets and Liabilities. Unpaid dividends on MTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends accrued on MTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of MTP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as a component of “Deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

Indemnifications
Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivative Association, Inc. (“ISDA”) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis. As of November 30, 2013, the Funds were not invested in any portfolio securities or derivative instruments that are subject to netting agreements.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Investment Valuation and Fair Value Measurements

Investment Valuation
Prices of municipal bonds are provided by a pricing service approved by the Funds’ Board of Trustees. These securities are generally classified as Level 2 for fair value measurement purposes. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value

50	Nuveen Investments

from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Trustees or its designee.

Fair Value Measurements
Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are adjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

Connecticut Premium Income (NTC)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$311,457,935	$—	$311,457,935

Massachusetts Premium Income (NMT)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$100,231,203	$—	$100,231,203

Massachusetts Dividend Advantage (NMB)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$40,393,142	$—	$40,393,142

Massachusetts AMT-Free Income (NGX)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$55,807,881	$—	$55,807,881

* Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

Nuveen Investments	51

Notes to Financial Statements (Unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

(ii)
If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely-traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

3. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” The Fund’s Statement of Assets and Liabilities shows only the inverse floaters and not the underlying bonds as an asset, and does not reflect the short-term floating rate certificates as liabilities. Also, the Fund reflects in “Investment Income” only the net amount of earnings on its inverse floater investment (net of the interest paid to the holders of the short-term floating rate certificates and the expenses of the trust), and does not show the amount of that interest paid as an interest expense on the Statement of Operations.

An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust, at their liquidation value, as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

During the six months ended November 30, 2013, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

52	Nuveen Investments

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended November 30, 2013, were as follows:

	Connecticut		Massachusetts		Massachusetts		Massachusetts
	Premium		Premium		Dividend		AMT-Free
	Income		Income		Advantage		Income
	(NTC	)	(NMT	)	(NMB	)	(NGX	)
Average floating rate obligations outstanding	$19,370,000		$1,435,000		$560,000		$340,000
Average annual interest rate and fees	.68%		.63%		.63%		.63%

As of November 30, 2013, the total amount of floating rate obligations issued by each Fund’s self-deposited inverse floaters and externally-deposited inverse floaters was as follows:

	Connecticut		Massachusetts		Massachusetts		Massachusetts
	Premium		Premium		Dividend		AMT-Free
	Income		Income		Advantage		Income
	(NTC	)	(NMT	)	(NMB	)	(NGX	)
Floating rate obligations: self-deposited inverse floaters	$19,370,000		$1,435,000		$560,000		$340,000
Floating rate obligations: externally-deposited inverse floaters	5,085,000		3,880,000		1,905,000		1,540,000
Total	$24,455,000		$5,315,000		$2,465,000		$1,880,000

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements are referred to herein as “Recourse Trusts”), with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is denoted as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

As of November 30, 2013, each Fund’s maximum exposure to the floating rate obligations issued by externally-deposited Recourse Trusts was as follows:

	Connecticut		Massachusetts		Massachusetts		Massachusetts
	Premium		Premium		Dividend		AMT-Free
	Income		Income		Advantage		Income
	(NTC	)	(NMT	)	(NMB	)	(NGX	)
Maximum exposure to Recourse Trusts	$5,085,000		$3,880,000		$1,905,000		$1,540,000

Zero Coupon Securities
Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Investments in Derivatives
Each Fund is authorized to invest in certain derivative instruments, such as futures, options and swap contracts. Each Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. Although the Funds are authorized to invest in such derivatives instruments and may do so in the future, they did not make any such investments during the six months ended November 30, 2013.

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge

Nuveen Investments	53

Notes to Financial Statements (Unaudited) (continued)

assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

4. Fund Shares

Common Shares
Transactions in common shares were as follows:
	Connecticut
	Premium Income (NTC)
	Six Months	Year
	Ended	Ended
	11/30/13	5/31/13
Common shares:
Issued in the reorganizations	—	9,323,947
Issued to shareholders due to reinvestment of distributions	—	—
Repurchased and retired	(55,000)	—
Weighted average common share:
Price per share repurchased and retired	$11.66	—
Discount per share repurchased and retired	13.74%	—

	Massachusetts		Massachusetts		Massachusetts
	Premium Income (NMT)		Dividend Advantage (NMB)		AMT-Free Income (NGX)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	11/30/13	5/31/13	11/30/13	5/31/13	11/30/13	5/31/13
Common shares:
Issued to shareholders due to reinvestment of distributions	—	2,139	194	157	—	207

Preferred Shares
None of the Funds had transactions in MTP Shares during the six months ended November 30, 2013. With the exception of Connecticut Premium Income (NTC), none of the Funds had transactions in MTP Shares during the fiscal year ended May 31, 2013.

Transactions in MTP Shares for Connecticut Premium Income (NTC) were as follows:

	Year Ended May 31, 2013
		NYSE
	Series	Ticker	Shares	Amount
Connecticut Premium Income (NTC)
MTP Shares issued:	2015	NTC PRE	2,047,000	$20,470,000
	2015-1	NTC PRF	1,695,000	16,950,000
	2015-1	NTC PRG	3,200,000	32,000,000
Total			6,942,000	$69,420,000

5. Investment Transactions
Purchases and sales (including maturities but excluding short-term investments, where applicable) during the six months ended November 30, 2013, were as follows:

	Connecticut		Massachusetts		Massachusetts		Massachusetts
	Premium		Premium		Dividend		AMT-Free
	Income		Income		Advantage		Income
	(NTC	)	(NMT	)	(NMB	)	(NGX	)
Purchases	$40,496,506		$13,515,696		$2,704,575		$6,969,323
Sales and maturities	46,879,159		15,058,520		3,687,268		8,828,781

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable

54	Nuveen Investments

interest from municipal securities, which is exempt from regular federal and designated state income taxes, and in the case of Massachusetts AMT-Free Income (NGX) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

As of November 30, 2013, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	Connecticut		Massachusetts		Massachusetts		Massachusetts
	Premium		Premium		Dividend		AMT-Free
	Income		Income		Advantage		Income
	(NTC	)	(NMT	)	(NMB	)	(NGX )
Cost of investments	$289,027,297		$97,467,767		$39,444,364		$55,601,437
Gross unrealized:
Appreciation	$8,211,260		$3,291,844		$1,255,613		$1,173,832
Depreciation	(5,150,631)		(1,963,090)		(867,172)		(1,307,372)
Net unrealized appreciation (depreciation) of investments	$3,060,629		$1,328,754		$388,441		$(133,540)

Permanent differences, primarily due to federal taxes paid, taxable market discount, nondeductible offering costs, and reorganization adjustments resulted in reclassifications among the Funds’ components of common share net assets as of May 31, 2013, the Funds’ last tax year end, as follows:

	Connecticut	Massachusetts	Massachusetts		Massachusetts
	Premium	Premium	Dividend		AMT-Free
	Income	Income	Advantage		Income
	(NTC )	(NMT )	(NMB	)	(NGX	)
Paid-in surplus	$(255,267)	$(175,232)	$(92,615)		$(113,267)
Undistributed (Over-distribution of) net investment income	639,293	214,647	89,391		113,041
Accumulated net realized gain (loss)	(384,026)	(39,415)	3,224		226

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of May 31, 2013, the Funds’ last tax year end, were as follows:

	Connecticut		Massachusetts		Massachusetts		Massachusetts
	Premium		Premium		Dividend		AMT-Free
	Income		Income		Advantage		Income
	(NTC	)	(NMT	)	(NMB	)	(NGX	)
Undistributed net tax-exempt income1	$1,453,717		$709,098		$122,502		$143,508
Undistributed net ordinary income2	—		28,704		22,130		—
Undistributed net long-term capital gains	61,936		30,760		—		—

1	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared May 1, 2013, paid on June 3, 2013.
2	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended May 31, 2013, was designated for purposes of the dividends paid deduction as follows:

	Connecticut		Massachusetts		Massachusetts		Massachusetts
	Premium		Premium		Dividend		AMT-Free
	Income		Income		Advantage		Income
	(NTC	)	(NMT	)	(NMB	)	(NGX	)
Distributions from net tax-exempt income	$11,169,879		$4,349,213		$1,715,662		$2,198,169
Distributions from net ordinary income2	25,943		41,541		—		—
Distributions from net long-term capital gains	79,365		244,947		—		—

2	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Nuveen Investments	55

Notes to Financial Statements (Unaudited) (continued)

As of May 31, 2013, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as shown in the following table. The losses not subject to expiration retain the character reflected and will be utilized first by a Fund, while the losses subject to expiration are considered short-term.

	Massachusetts		Massachusetts
	Dividend		AMT-Free
	Advantage		Income
	(NMB	)	(NGX	)
Expiration:
May 31, 2014	$—		$221,405
May 31, 2017	—		215,629
May 31, 2018	—		24,486
May 31, 2019	44,128		18,813
Not subject to expiration:
Short-term losses	—		—
Long-term losses	276,528		—
Total	$320,656		$480,333

During the Funds’ last tax year ended May 31, 2013, the following Funds utilized capital loss carryforwards as follows:

	Connecticut		Massachusetts
	Premium		AMT-Free
	Income		Income
	(NTC	)	(NGX	)
Utilized capital loss carryforwards	$200,324		$151,947

7. Management Fees and Other Transactions with Affiliates
Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedules:

Connecticut Premium Income (NTC)
Massachusetts Premium Income (NMT)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For the next $3 billion	.3875
For managed assets over $5 billion	.3750

Massachusetts Dividend Advantage (NMB)
Massachusetts AMT-Free Income (NGX)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For managed assets over $2 billion	.3750

56	Nuveen Investments

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*
For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen Funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen Funds or assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of November 30, 2013, the complex-level fee rate for each of these Funds was .1679%.

The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Nuveen Investments	57

Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares. By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested. It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan. The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

58	Nuveen Investments

Glossary of Terms Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.

■
Effective Leverage: Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see Leverage) and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

■
Gross Domestic Product (GDP): The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.

■
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

■	Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.

Nuveen Investments	59

Glossary of Terms Used in this Report (continued)

■
Lipper Other States Municipal Debt Funds Classification Average: Calculated using the returns of all closed-end funds in this category. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

■
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

■
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■
Regulatory Leverage: Regulatory Leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is sometimes referred to as “40 Act Leverage” and is subject to asset coverage limits set in the Investment Company Act of 1940.

■
S&P Municipal Bond Connecticut Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade Connecticut municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

■
S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

■
S&P Municipal Bond Massachusetts Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade Massachusetts municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

■
Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

60	Nuveen Investments

Notes

Nuveen Investments	61

Notes

62	Nuveen Investments

Additional Fund Information

Board of Trustees
William Adams IV* William J. Schneider	Robert P. Bremner Thomas S. Schreier, Jr.*	Jack B. Evans Judith M. Stockdale	William C. Hunter Carole E. Stone	David J. Kundert Virginia L. Stringer	John K. Nelson Terence J. Toth

* Interested Board Member.

Fund Manager Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606	Custodian State Street Bank & Trust Company Boston, MA 02111	Legal Counsel Chapman and Cutler LLP Chicago, IL 60603	Independent Registered Public Accounting Firm Ernst & Young LLP Chicago, IL 60606	Transfer Agent and Shareholder Services State Street Bank & Trust Company Nuveen Funds P.O. Box 43071 Providence, RI 02940-3071 (800) 257-8787

Quarterly Form N-Q Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.

Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure
Each Fund’s Chief Executive Officer has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Information
Each Fund intends to repurchase shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, the Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	NTC	NMT	NMB	NGX
Common shares repurchased	55,000	—	—	—

Nuveen Investments	63

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments provides high-quality investment services designed to help secure the long-term goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates—Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management and Gresham Investment Management. In total, Nuveen Investments managed approximately $215 billion as of September 30, 2013.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Distributed by Nuveen Investments, LLC | 333 West Wacker Drive | Chicago, IL 60606 | www.nuveen.com

ESA-B-1113D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Massachusetts Premium Income Municipal Fund

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: February 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: February 6, 2014

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: February 6, 2014